UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Emerging Markets Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXENX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 98	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,501M
Total number of portfolio holdings	343
Total advisory fee paid	$ 6.3M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.94%
Tencent Holdings Ltd	5.34%
Alibaba Group Holding Ltd	2.93%
Samsung Electronics Co Ltd	2.79%
Xiaomi Corp Class B	1.94%
SK Hynix Inc	1.78%
MediaTek Inc	1.45%
Delta Electronics Inc	1.43%
ICICI Bank Ltd	1.19%
NetEase Inc	1.13%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Emerging Markets Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEOX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 136	1.26%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,501M
Total number of portfolio holdings	343
Total advisory fee paid	$ 6.3M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.94%
Tencent Holdings Ltd	5.34%
Alibaba Group Holding Ltd	2.93%
Samsung Electronics Co Ltd	2.79%
Xiaomi Corp Class B	1.94%
SK Hynix Inc	1.78%
MediaTek Inc	1.45%
Delta Electronics Inc	1.43%
ICICI Bank Ltd	1.19%
NetEase Inc	1.13%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHTX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 90	0.85% (a)
(a)	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	101
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
SAP SE	3.06%
London Stock Exchange Group PLC	2.87%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
ASML Holding NV	2.68%
Safran SA	2.29%
Sony Group Corp	2.13%
Hong Kong Exchanges & Clearing Ltd	2.07%
Air Liquide SA	2.02%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.90%
Recruit Holdings Co Ltd	1.75%
GEOGRAPHICAL ALLOCATION
Material Fund Chang
es
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Institutional Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 127	1.20% (a)
(a)	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	101
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
SAP SE	3.06%
London Stock Exchange Group PLC	2.87%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
ASML Holding NV	2.68%
Safran SA	2.29%
Sony Group Corp	2.13%
Hong Kong Exchanges & Clearing Ltd	2.07%
Air Liquide SA	2.02%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.90%
Recruit Holdings Co Ltd	1.75%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Investor Class was 1.195%. Prior to May 1, 2025, the expense limit was 1.20%
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Changes in and Disagreements with Accountan
ts
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXPBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 26	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,902M
Total number of portfolio holdings	744
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.59%
SAP SE	1.65%
ASML Holding NV	1.63%
Nestle SA	1.34%
Novartis AG	1.19%
Roche Holding AG	1.18%
Novo Nordisk A/S Class B	1.15%
AstraZeneca PLC	1.11%
HSBC Holdings PLC	1.10%
Shell PLC	1.08%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund du
rin
g the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXINX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 66	0.60%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,902M
Total number of portfolio holdings	744
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.59%
SAP SE	1.65%
ASML Holding NV	1.63%
Nestle SA	1.34%
Novartis AG	1.19%
Roche Holding AG	1.18%
Novo Nordisk A/S Class B	1.15%
AstraZeneca PLC	1.11%
HSBC Holdings PLC	1.10%
Shell PLC	1.08%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to th
e Fu
nd during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJVX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 79	0.71%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,354M
Total number of portfolio holdings	294
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.40%
NatWest Group PLC	2.02%
TotalEnergies SE	1.84%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.63%
Franco-Nevada Corp	1.61%
Legrand SA	1.41%
Schneider Electric SE	1.40%
Roche Holding AG	1.35%
Novartis AG	1.34%
UBS Group AG	1.29%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIVX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 119	1.07%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,354M
Total number of portfolio holdings	294
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.40%
NatWest Group PLC	2.02%
TotalEnergies SE	1.84%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.63%
Franco-Nevada Corp	1.61%
Legrand SA	1.41%
Schneider Electric SE	1.40%
Roche Holding AG	1.35%
Novartis AG	1.34%
UBS Group AG	1.29%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.78%
$ 2,712,000	Aluminum Corp of China Ltd Class H	$ 1,833,568
11,236,700	Aneka Tambang Tbk	2,114,478
72,001	Anglogold Ashanti PLC	3,281,085
99,237	Anji Microelectronics Technology Shanghai Co Ltd Class A	2,103,603
122,924	Archean Chemical Industries Ltd	906,620
1,155,000	Bluestar Adisseo Co Class A	1,554,900
990,000	China Hongqiao Group Ltd(a)	2,279,577
1,028,000	China Nonferrous Mining Corp Ltd	959,699
66,558	Cia de Minas Buenaventura SAA ADR	1,092,882
803,207	Godawari Power and Ispat Ltd	1,774,737
176,974	Gold Fields Ltd Sponsored ADR	4,188,974
138,200	Grupo Mexico SAB de CV Series B	834,083
243,975	Harmony Gold Mining Co Ltd Sponsored ADR	3,408,331
315,583	Hindalco Industries Ltd	2,553,203
194,140	KGHM Polska Miedz SA(b)	6,948,601
57,112	Lloyds Metals & Energy Ltd	1,059,238
755,146	National Aluminium Co Ltd	1,701,696
58,984	Navin Fluorine International Ltd	3,316,413
745,700	Press Metal Aluminium Holdings Bhd	918,291
664,000	Satellite Chemical Co Ltd Class A	1,607,595
316,271	Sunresin New Materials Co Ltd Class A	2,220,314
174,759	Vedanta Ltd	940,999
1,625,167	Yunnan Aluminium Co Ltd Class A	3,627,848
2,134,000	Zijin Mining Group Co Ltd Class H	5,488,246
		56,714,981
Communications — 17.49%
284,000	Accton Technology Corp	7,098,228
310,000	Advanced Info Service PCL	2,657,055
3,092,900	Alibaba Group Holding Ltd	43,782,936
2,651,000	America Movil SAB de CV Class B	2,373,460
359,000	Arcadyan Technology Corp	2,465,179
45,754	Bharti Airtel Ltd	1,072,660
62,240	Bilibili Inc Class Z(b)	1,335,933
84,174	Cartrade Tech Ltd(b)	1,669,663
2,765,618	Eternal Ltd(b)	8,517,548
267,506	Etihad Etisalat Co	4,229,598
1,308,656	Indus Towers Ltd(b)	6,418,617
172,665	Info Edge India Ltd	2,997,744
408,509	JD.com Inc Class A	6,671,897
128,365	Kanzhun Ltd ADR(b)	2,290,032
614,000	Kuaishou Technology(b)(c)	4,984,200
Shares		Fair Value
Communications — (continued)
$ 372,579	Magyar Telekom Telecommunications PLC	$ 1,957,434
20,853	MakeMyTrip Ltd(b)	2,044,011
913,500	Meitu Inc(c)	1,054,388
881,810	Meituan Class B(b)(c)	14,184,832
1,966	MercadoLibre Inc(b)	5,138,397
6,645	Naspers Ltd Class N	2,073,330
14,788	NCSoft Corp	2,258,863
74,995	PDD Holdings Inc(b)	7,848,977
229,022	Saudi Telecom Co	2,597,904
5,176,039	Talabat Holding PLC	1,887,227
165,600	Telefonica Brasil SA	944,570
8,434,100	Telkom Indonesia Persero Tbk PT	1,442,912
1,237,500	Tencent Holdings Ltd	79,739,071
245,804	Tencent Music Entertainment Group ADR	4,790,720
42,431	Trip.com Group Ltd ADR	2,488,154
5,124,600	True Corp PCL NVDR(b)	1,752,667
491,736	Turkcell Iletisim Hizmetleri AS	1,189,445
102,196	Vipshop Holdings Ltd ADR	1,538,050
3,768,800	Xiaomi Corp Class B(b)(c)	29,011,231
		262,506,933
Consumer, Cyclical — 9.42%
71,370	Anker Innovations Technology Co Ltd Class A	1,132,612
310,400	ANTA Sports Products Ltd	3,755,772
40,182	Atour Lifestyle Holdings Ltd ADR	1,306,317
763,500	BYD Co Ltd Class H	11,887,720
30,602	CCC SA(b)	1,741,958
119,913	Clicks Group Ltd	2,512,898
207,717	Contemporary Amperex Technology Co Ltd Class A	7,322,512
1,760,370	DigiPlus Interactive Corp	1,625,453
992,000	Eva Airways Corp	1,354,018
174,000	Fusheng Precision Co Ltd	1,768,906
435,600	Fuyao Glass Industry Group Co Ltd Class H	3,112,534
788,000	Geely Automobile Holdings Ltd	1,608,469
1,063,000	Great Wall Motor Co Ltd Class H(b)	1,641,336
1,144,300	Guangdong TCL Smart Home Appliances Co Ltd(b)	1,561,163
121,794	H World Group Ltd ADR	4,131,252
598,000	Haidilao International Holding Ltd(c)	1,140,127
544,800	Haier Smart Home Co Ltd Class H	1,565,538
50,939	Hero MotoCorp Ltd	2,516,747
7,620	Hyundai Mobis Co Ltd	1,616,569
168,696	Hyundai Motor India Ltd(b)	4,366,307
16,666	InterGlobe Aviation Ltd(b)(c)	1,162,355
600,000	Jinan Acetate Chemical Co Ltd	1,861,412
489,260	Jollibee Foods Corp	1,876,648

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 88,629	JUMBO SA	$ 3,058,944
28,357	JYP Entertainment Corp	1,558,699
88,338	Kia Corp(b)	6,320,971
54,649,722	Latam Airlines Group SA(b)	1,106,340
60,446	LG Electronics Inc	3,296,431
56,083	Li Auto Inc ADR(a)(b)	1,520,410
1,032,200	Loncin Motor Co Ltd Class A	1,838,861
35,842,900	Map Aktif Adiperkasa PT	1,444,000
1,250,200	Marcopolo SA	1,836,262
226,000	Merida Industry Co Ltd	797,232
794,300	Midea Group Co Ltd Class A	8,006,520
117,000	Nien Made Enterprise Co Ltd	1,631,106
275,303	Ningbo Tuopu Group Co Ltd Class A	1,812,711
37,384,800	Nusantara Sejahtera Raya Tbk PT(c)	363,829
133,539	OPAP SA	3,028,077
256,400	Pop Mart International Group Ltd	8,735,338
455,000	President Chain Store Corp	3,990,359
892,500	Raia Drogasil SA	2,488,704
352,717	Sona Blw Precision Forgings Ltd(c)	1,979,924
722,763	Tata Motors Ltd	5,798,379
597,000	Tong Yang Industry Co Ltd	2,005,758
224,955	Turk Hava Yollari AO	1,602,630
86,201	TVS Motor Co Ltd	2,933,256
976,900	Wal-Mart de Mexico SAB de CV(b)	3,231,951
1,967,000	Weichai Power Co Ltd Class H	4,004,848
752,300	Yutong Bus Co Ltd Class A	2,610,925
308,847	Zabka Group SA(a)(b)	1,856,295
		141,427,383
Consumer, Non-Cyclical — 8.77%
178,208	Adani Ports & Special Economic Zone Ltd	3,014,198
46,472	Ajanta Pharma Ltd	1,395,346
2,386,800	Alfa SAB de CV Class A	1,761,687
18,548	Alkem Laboratories Ltd	1,068,351
354,037	Almarai Co JSC	4,785,110
3,404	Alteogen Inc(b)	937,896
423,200	Ambev SA	1,035,197
52,739	Apollo Hospitals Enterprise Ltd	4,455,245
239,400	Arca Continental SAB de CV	2,536,317
4,945,600	Bangkok Dusit Medical Services PCL Class F	3,167,014
3,806,400	Bangkok Dusit Medical Services PCL NVDR	2,435,888
7,821	BeOne Medicines Ltd ADR(a)(b)	1,893,229
80,405	Bid Corp Ltd	2,122,924
269,400	BRF SA	1,000,624
53,743	Britannia Industries Ltd	3,666,725
2,261,800	Charoen Pokphand Foods PCL NVDR	1,601,745
2,378,000	China Feihe Ltd(c)	1,734,614
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 266,983	Cipla Ltd	$ 4,690,208
8,479	CJ CheilJedang Corp	1,560,034
38,127	Coca Cola Femsa SAB de CV Sponsored ADR	3,688,027
26,655	Dino Polska SA(b)(c)	3,895,163
8,691	Gillette India Ltd	1,105,613
3,384,800	Indofood Sukses Makmur Tbk PT	1,694,863
232,000	Innovent Biologics Inc(b)(c)	2,325,725
876,620	International Container Terminal Services Inc	6,390,871
412,400	Jiangsu Hengrui Pharmaceuticals Co Ltd(b)	2,826,403
2,918,100	KPJ Healthcare Bhd	1,843,570
24,200	Kweichow Moutai Co Ltd Class A	4,763,721
192,973	Lupin Ltd	4,364,109
90,100	Mao Geping Cosmetics Co Ltd(a)	1,247,024
212,681	Marico Ltd	1,791,649
18,104,300	Monde Nissin Corp(c)	2,378,339
5,580	Samsung Biologics Co Ltd(b)(c)	4,094,701
76,950	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	2,415,116
117,410	SM Investments Corp	1,817,531
10,557,700	Sumber Alfaria Trijaya Tbk PT	1,554,970
618,309	Sun Pharmaceutical Industries Ltd	12,086,765
392,750	Tata Consumer Products Ltd	5,034,113
53,664	Tiger Brands Ltd(a)	966,596
223,002	Torrent Pharmaceuticals Ltd	8,864,905
3,726,000	Uni-President China Holdings Ltd	4,514,256
307,000	Wuxi Biologics Cayman Inc(b)(c)	1,008,773
328,842	Yankershop Food Co Ltd Class A	3,691,009
783,500	Zhejiang NHU Co Ltd Class A	2,326,265
		131,552,429
Diversified — 0.09%
30,214	Astra Industrial Group Co	1,295,700
Energy — 2.79%
2,985,224	Adnoc Drilling Co PJSC	4,633,169
5,315,889	Adnoc Gas PLC	4,949,955
299,709	Bharat Petroleum Corp Ltd	1,160,575
2,044,818	Gulf International Services QSC	1,797,218
12,224	HD Hyundai Co Ltd	1,171,288
631,172	Hindustan Petroleum Corp Ltd	3,225,459
354,229	Oil & Natural Gas Corp Ltd(b)	1,008,892
192,222	Oil India Ltd	973,517
135,018	ORLEN SA(a)	3,077,260

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 128,591	Petroleo Brasileiro SA Sponsored ADR	$ 1,608,673
1,371,700	PTT Exploration & Production PCL	4,537,784
388,113	Reliance Industries Ltd(b)	6,793,228
239,459	Saudi Arabian Oil Co(c)	1,552,633
63,246	Vista Energy SAB de CV(a)(b)	3,023,791
64,191	WAAREE Energies Ltd(b)	2,351,107
		41,864,549
Financial — 24.75%
139,551	360 ONE WAM Ltd	1,944,354
285,403	Abu Dhabi Commercial Bank PJSC	1,047,579
948,342	Abu Dhabi Islamic Bank PJSC	5,552,330
357,000	Advancetek Enterprise Co Ltd	878,755
7,674,000	Agricultural Bank of China Ltd Class H	5,483,977
652,233	Akbank TAS	1,117,752
161,044	Al Rajhi Bank	4,061,989
583,113	Aldar Properties PJSC	1,416,963
364,966	Alinma Bank	2,609,097
932,224	Alpha Bank SA	3,283,368
1,035,002	Axis Bank Ltd	14,475,601
934,700	Bajaj Finance Ltd	10,208,190
448,400	Banco del Bajio SA(c)	1,082,497
649,400	Bangkok Bank PCL	2,806,650
14,138,900	Bank Central Asia Tbk PT	7,557,877
10,028,300	Bank Mandiri Persero Tbk PT	3,012,329
1,543,940	Bank of Baroda	4,479,994
5,630,000	Bank of China Ltd Class H	3,277,572
1,271,200	Bank of Hangzhou Co Ltd Class A	2,984,572
492,940	Bank of Ningbo Co Ltd Class A	1,882,829
1,420,792	Bank of Shanghai Co Ltd Class A	2,103,995
58,270	Bank Polska Kasa Opieki SA	3,001,164
19,326,300	Bank Rakyat Indonesia Persero Tbk PT	4,455,856
258,800	BB Seguridade Participacoes SA	1,708,630
972,622	BDO Unibank Inc	2,638,304
24,893,900	BFI Finance Indonesia Tbk PT	1,249,672
206,300	BOC Aviation Ltd(c)	1,710,530
161,748	BSE Ltd	5,232,805
3,400,699	Canara Bank	4,529,482
24,585	Capitec Bank Holdings Ltd	4,915,670
1,018,000	China Life Insurance Co Ltd Class H	2,456,399
2,112,500	China Merchants Bank Co Ltd Class H	14,819,108
695,800	China Pacific Insurance Group Co Ltd Class H	2,393,808
238,200	China Resources Mixc Lifestyle Services Ltd	1,157,280
Shares		Fair Value
Financial — (continued)
$ 5,230,000	Chongqing Rural Commercial Bank Co Ltd Class H	$ 4,420,659
2,437,500	CIMB Group Holdings Bhd	3,931,336
97,409	Co for Cooperative Insurance	4,103,786
1,663,564	Commercial International Bank Egypt SAE GDR	2,628,431
87,252	Computer Age Management Services Ltd	4,365,133
19,592	Credicorp Ltd	4,379,204
568,930	Emaar Development PJSC	2,094,568
1,380,224	Emaar Properties PJSC	5,120,136
186,776	Five-Star Business Finance Ltd(b)	1,682,362
1,544,900	Gentera SAB de CV	3,296,533
147,582	Godrej Properties Ltd(b)	4,035,440
398,200	Grupo Financiero Inbursa SAB de CV Class O(a)	1,029,003
229,614	Hana Financial Group Inc	14,625,951
104,415	HDFC Bank Ltd	2,437,617
1,049,400	Huaxia Bank Co Ltd Class A	1,158,674
1,050,000	ICICI Bank Ltd	17,744,731
2,734,000	Industrial & Commercial Bank of China Ltd Class H	2,170,948
332,158	Investec Ltd	2,481,851
568,920	Itau Unibanco Holding SA	3,860,794
66,906	JB Financial Group Co Ltd	1,016,857
952,171	Jiangsu Changshu Rural Commercial Bank Co Ltd Class A	979,453
221,634	JSE Ltd	1,666,136
501,287	Karur Vysya Bank Ltd	1,563,954
155,654	KB Financial Group Inc	12,791,061
255,159	KE Holdings Inc ADR	4,526,521
6,734	KIWOOM Securities Co Ltd	1,138,964
261,766	LexinFintech Holdings Ltd ADR	1,887,333
470,158	LIC Housing Finance Ltd	3,395,759
164,651	Life Insurance Corp of India	1,867,587
679,323	Manappuram Finance Ltd	2,182,561
32,496	Meritz Financial Group Inc	2,703,293
953,850	Metropolitan Bank & Trust Co	1,227,669
264,454	Mirae Asset Securities Co Ltd	4,191,509
621,541	National Bank of Greece SA	7,925,136
150,267	Nedbank Group Ltd	2,062,975
424,500	New China Life Insurance Co Ltd Class H	2,324,460
126,976	Nova Ljubljanska Banka dd GDR	4,479,998
435,335	NU Holdings Ltd Class A(b)	5,972,796
116,916	Oberoi Realty Ltd	2,599,526
3,496,324	Old Mutual Ltd	2,383,711
151,760	OTP Bank Nyrt	12,130,193
41,403,800	Pakuwon Jati Tbk PT	952,774
2,934,000	People's Insurance Co Group of China Ltd Class H	2,239,524
4,020,000	PICC Property & Casualty Co Ltd Class H	7,811,563

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 2,352,000	Ping An Insurance Group Co of China Ltd Class H	$ 15,013,566
960,720	Piraeus Financial Holdings SA	6,655,678
558,872	Prologis Property Mexico SA de CV REIT	2,107,181
71,645	Qifu Technology Inc	3,106,527
132,099	Saudi Awwal Bank	1,186,619
430,310	Saudi National Bank	4,143,269
189,084	SBI Life Insurance Co Ltd(c)	4,053,313
2,199,800	SP Setia Bhd Group	585,040
79,289	Standard Bank Group Ltd	1,018,041
939,661	State Bank of India	8,988,541
39,342,800	TMBThanachart Bank PCL	2,275,217
580,961	Turkiye Garanti Bankasi AS(a)	1,971,577
1,279,191	Union Bank of India Ltd	2,291,543
535,001	Woori Financial Group Inc	8,902,004
		371,423,564
Industrial — 7.18%
37,108	Amber Enterprises India Ltd(b)	2,930,494
2,237,000	Asia Cement Corp	3,265,614
371,000	Asia Optical Co Inc	1,741,740
257,900	Beijing New Building Materials PLC Class A	953,501
844,102	Bharat Electronics Ltd	4,151,244
147,986	Cemex SAB de CV Sponsored ADR	1,025,543
1,240,700	China Tower Corp Ltd(c)	1,778,770
141,000	Chroma ATE Inc	2,134,862
176,000	CyberPower Systems Inc	1,560,230
1,505,000	Delta Electronics Inc	21,297,182
645,400	Delta Electronics Thailand PCL NVDR	1,915,837
453,000	E Ink Holdings Inc	3,428,684
2,168,193	Electrical Industries Co	4,870,823
144,000	Evergreen Marine Corp Taiwan Ltd	980,594
127,148	GCC SAB de CV	1,219,678
82,000	Genius Electronic Optical Co Ltd	1,175,285
75,356	Han Kuk Carbon Co Ltd	1,448,952
1,649	Hanwha Aerospace Co Ltd	1,034,792
241,732	HBL Engineering Ltd	1,671,901
9,553	HD Hyundai Electric Co Ltd	3,581,294
6,932	HD Hyundai Heavy Industries Co Ltd	2,187,982
14,615	HD Hyundai Marine Solution Co Ltd	2,215,779
21,051	HD Korea Shipbuilding & Offshore Engineering Co Ltd(b)	5,684,629
36,504	Hindustan Aeronautics Ltd	2,073,538
34,187	Hyundai Rotem Co Ltd	4,961,070
1,773,000	JD Logistics Inc(b)(c)	2,980,720
62,000	Jentech Precision Industrial Co Ltd	3,208,436
Shares		Fair Value
Industrial — (continued)
$ 567,866	Jindal Saw Ltd	$ 1,595,809
16,637	JK Cement Ltd	1,193,434
2,050	LIG Nex1 Co Ltd	819,262
63,000	Lotes Co Ltd	2,917,126
873,700	Nanofilm Technologies International Ltd(a)	443,393
89,232	Samsung E&A Co Ltd	1,456,818
171,900	Sieyuan Electric Co Ltd Class A	1,749,427
473,000	Sunonwealth Electric Machine Industry Co Ltd	1,628,118
703,500	Sunway Construction Group Bhd	1,003,286
1,978,488	Suzlon Energy Ltd(b)	1,563,132
234,500	Techtronic Industries Co Ltd	2,587,468
39,186	Titan Cement International SA	1,773,440
29,000	Voltronic Power Technology Corp	1,250,929
331,000	Wan Hai Lines Ltd	1,006,608
83,000	Yankey Engineering Co Ltd	1,236,376
		107,703,800
Technology — 21.71%
841,000	ASE Technology Holding Co Ltd	4,219,112
103,000	Asia Vital Components Co Ltd	2,630,872
27,000	ASMedia Technology Inc	1,766,895
155,000	Asustek Computer Inc	3,426,642
88,000	Bizlink Holding Inc	2,560,325
63,000	Chunghwa Precision Test Tech Co Ltd	1,806,585
156,475	Coforge Ltd	3,511,918
10,890	Elm Co	2,907,725
59,705	Espressif Systems Shanghai Co Ltd Class A	1,219,112
218,000	Genesys Logic Inc	1,112,582
40,000	Global Unichip Corp	1,789,152
258,601	HCL Technologies Ltd	5,213,907
683,810	Infosys Ltd	12,775,402
175,000	International Games System Co Ltd	5,137,260
542,400	Kingsoft Corp Ltd	2,834,878
3,487	Krafton Inc(b)	936,222
836,000	Lenovo Group Ltd	1,010,049
504,000	MediaTek Inc	21,595,726
45,700	NAURA Technology Group Co Ltd Class A	2,822,528
625,400	NetEase Inc	16,854,135
68,685	Netweb Technologies India Ltd	1,478,350
82,411	Rasan Information Technology Co(b)	1,909,444
360,000	Realtek Semiconductor Corp	6,991,559
942,324	Samsung Electronics Co Ltd	41,671,078
16,567	Silicon Motion Technology Corp ADR	1,245,341
123,247	SK Hynix Inc(b)	26,557,452

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 4,058,000	Taiwan Semiconductor Manufacturing Co Ltd	$ 148,398,437
179,400	TOTVS SA	1,397,069
		325,779,757
Utilities — 1.80%
460,298	China Yangtze Power Co Ltd Class A	1,936,293
604,600	Cia De Sanena Do Parana	4,249,816
826,600	ENN Natural Gas Co Ltd Class A	2,180,310
1,504,000	Huaneng Power International Inc Class H	970,049
277,570	Korea Electric Power Corp(b)	8,020,998
138,243	Nava Ltd	978,399
770,069	PGE Polska Grupa Energetyczna SA(b)	2,437,760
331,242	Saudi Electricity Co	1,297,556
1,031,968	Tauron Polska Energia SA(b)	2,409,826
738,700	Tenaga Nasional Bhd	2,524,460
		27,005,467
TOTAL COMMON STOCK — 97.78% (Cost $1,180,983,151)		$1,467,274,563
PREFERRED STOCK
Financial — 0.75%
3,620,900	Banco Bradesco SA	11,203,057
TOTAL PREFERRED STOCK — 0.75% (Cost $10,476,775)		$11,203,057
Shares		Fair Value
EXCHANGE TRADED FUNDS
71,404	iShares ESG Aware MSCI EM ETF	$ 2,796,895

TOTAL EXCHANGE TRADED FUNDS — 0.19% (Cost $2,428,324)		$2,796,895
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,163,435	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.25%(e)	11,163,435
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.74% (Cost $11,163,435)		$11,163,435
TOTAL INVESTMENTS — 99.46% (Cost $1,205,051,685)		$1,492,437,950
OTHER ASSETS & LIABILITIES, NET — 0.54%		$8,062,475
TOTAL NET ASSETS — 100.00%		$1,500,500,425

(a)	All or a portion of the security is on loan as of June 30, 2025.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $82,476,664, representing 5.50% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Summary of Investments by Country as of June 30, 2025.
Country	Fair Value	Percentage of Fund Investments
China	$426,347,994	28.57%
Taiwan	271,501,813	18.19
India	257,996,139	17.29
South Korea	168,761,419	11.31
Saudi Arabia	41,551,253	2.78
Brazil	37,306,192	2.50
South Africa	29,801,438	2.00
Mexico	27,209,752	1.82
United Arab Emirates	26,701,926	1.79
Indonesia	25,843,560	1.73
Greece	23,951,204	1.61
Poland	23,511,732	1.58
Thailand	23,149,857	1.55
Philippines	17,954,815	1.20
United States	15,853,559	1.06
Hungary	14,087,627	0.94
Malaysia	10,805,984	0.72
Ireland	7,848,977	0.53
Turkey	5,881,405	0.39
Peru	5,472,086	0.37
Uruguay	5,138,397	0.34
Singapore	4,642,077	0.31
Slovenia	4,479,998	0.30
Hong Kong	4,195,937	0.28
United Kingdom	3,281,086	0.22
Egypt	2,628,431	0.18
Luxembourg	1,856,295	0.13
Qatar	1,797,218	0.12
Belgium	1,773,440	0.12
Chile	1,106,339	0.07
Total	$1,492,437,950	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.90%
$ 57,342	Air Liquide SA	$ 11,824,020
72,669	Novonesis Novozymes B(a)	5,217,407
		17,041,427
Communications — 5.23%
67,927	Deutsche Telekom AG	2,486,380
372,500	M3 Inc	5,116,925
61,775	Scout24 SE(b)	8,527,992
3,525	Spotify Technology SA(a)	2,704,873
940,758	Telstra Group Ltd	2,999,723
137,500	Tencent Holdings Ltd	8,859,897
		30,695,790
Consumer, Cyclical — 17.73%
39,017	Cie Financiere Richemont SA(a)	7,383,299
305,706	Clicks Group Ltd	6,406,379
157,928	Compass Group PLC	5,347,154
24,400	Cosmos Pharmaceutical Corp	1,548,535
59,095	Dollarama Inc	8,326,460
570	Hermes International SCA	1,545,198
30,091	IMCD NV	4,047,112
177,459	Industria de Diseno Textil SA	9,257,487
80,574	InterContinental Hotels Group PLC	9,210,197
10,295	LVMH Moet Hennessy Louis Vuitton SE	5,388,212
15,251	Next PLC	2,603,724
54,200	Nintendo Co Ltd	5,204,817
77,251	Ryanair Holdings PLC Sponsored ADR	4,455,065
480,100	Sony Group Corp	12,482,756
170,000	Toei Animation Co Ltd	3,876,512
58,599	Toromont Industries Ltd	5,266,702
184,896	Universal Music Group NV	5,998,148
101,590	Volvo AB Class B(c)	2,858,501
62,484	Yum China Holdings Inc	2,793,660
		103,999,918
Consumer, Non-Cyclical — 18.93%
1,725	Adyen NV(a)(b)	3,168,036
51,800	Ajinomoto Co Inc	1,404,980
1,501	Argenx SE(a)	830,930
18,822	AstraZeneca PLC	2,618,917
38,793	Coloplast A/S Class B	3,693,208
261,753	Diageo PLC	6,598,567
34,852	EssilorLuxottica SA(a)	9,570,127
133,458	Experian PLC	6,880,075
864,371	Haleon PLC	4,441,349
35,508	Heineken NV	3,097,828
82,100	Kao Corp(c)	3,678,540
5,994	Lonza Group AG(a)	4,286,690
47,398	Nestle SA(a)	4,712,611
97,991	Novo Nordisk A/S Class B	6,790,193
30,425	Pernod Ricard SA	3,034,943
174,200	Recruit Holdings Co Ltd	10,244,116
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 314,412	RELX PLC	$ 17,010,874
29,560	Sanofi SA	2,861,822
184,100	Terumo Corp	3,378,581
119,155	Unilever PLC	7,272,926
32,592	Wolters Kluwer NV	5,450,641
		111,025,954
Financial — 18.27%
101,911	3i Group PLC	5,765,952
544,400	AIA Group Ltd	4,931,417
22,568	Aon PLC Class A	8,051,359
234,450	Computershare Ltd	6,150,583
152,210	DBS Group Holdings Ltd	5,373,330
14,649	Deutsche Boerse AG	4,785,689
183,288	Gjensidige Forsikring ASA(a)	4,646,342
124,797	Goodman Group REIT	2,813,502
114,730	HDFC Bank Ltd ADR	8,796,349
225,700	Hong Kong Exchanges & Clearing Ltd	12,139,629
115,094	London Stock Exchange Group PLC(a)	16,824,213
6,030	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,915,498
430,344	NatWest Group PLC	3,021,095
6,197	Partners Group Holding AG	8,107,698
197,282	QBE Insurance Group Ltd	3,037,972
82,200	Rakuten Bank Ltd(a)	3,768,288
119,700	Tokio Marine Holdings Inc	5,073,012
		107,201,928
Industrial — 19.61%
219,947	Assa Abloy AB Class B	6,876,345
224,943	Atlas Copco AB Class A	3,636,431
325,100	Azbil Corp	3,082,804
17,907	Bilfinger SE	1,723,687
75,873	Diploma PLC	5,091,247
14,437	DSV A/S	3,462,777
77,323	Ferrovial SE	4,124,630
214,163	Halma PLC	9,407,436
509,185	Hexagon AB Class B	5,132,380
256,600	Hitachi Ltd	7,457,913
74,500	Hoya Corp	8,847,776
38,200	IHI Corp	4,131,856
11,400	Keyence Corp	4,558,042
33,329	Legrand SA	4,467,050
89,000	Lotes Co Ltd	4,121,019
853	Rheinmetall AG	1,806,402
513,876	Rolls-Royce Holdings PLC	6,808,790
41,132	Safran SA	13,414,180
14,029	Sartorius AG(c)	3,573,166
25,930	Schneider Electric SE	6,961,834
37,009	SPIE SA	2,081,041
10,090	VAT Group AG(b)	4,275,458
		115,042,264

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — 14.50%
$ 22,787	Accenture PLC Class A	$ 6,810,806
61,800	Advantest Corp	4,581,299
19,560	ASML Holding NV	15,674,194
32,623	Check Point Software Technologies Ltd(a)	7,217,838
91,500	Hamamatsu Photonics KK	1,111,669
100,492	Indra Sistemas SA(c)	4,359,994
49,200	Obic Co Ltd	1,913,146
243,196	Sage Group PLC	4,174,676
58,596	SAP SE	17,917,506
69,572	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	15,757,362
710,300	TOTVS SA	5,531,426
		85,049,916
Utilities — 0.80%
185,356	SSE PLC	4,666,002
TOTAL COMMON STOCK — 97.97% (Cost $490,572,250)		$574,723,199
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,145,921	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.25%(e)	$ 11,145,921
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.90% (Cost $11,145,921)		$11,145,921
TOTAL INVESTMENTS — 99.87% (Cost $501,718,171)		$585,869,120
OTHER ASSETS & LIABILITIES, NET — 0.13%		$751,376
TOTAL NET ASSETS — 100.00%		$586,620,496

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $15,971,486, representing 2.72% of net assets.
(c)	All or a portion of the security is on loan as of June 30, 2025.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of June 30, 2025.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$110,863,118	18.92%
Japan	91,461,567	15.61
France	61,148,427	10.44
Germany	44,736,320	7.64
Netherlands	42,391,519	7.24
Switzerland	28,765,756	4.91
Ireland	26,197,306	4.47
Sweden	21,208,530	3.62
Taiwan	19,878,381	3.39
Denmark	19,163,586	3.27
Hong Kong	17,071,045	2.91
Australia	15,001,780	2.56
Spain	13,617,480	2.33
Canada	13,593,163	2.32
China	11,653,557	1.99
United States	11,145,921	1.90
India	8,796,349	1.50
Israel	7,217,838	1.23
South Africa	6,406,379	1.09
Brazil	5,531,426	0.95
Singapore	5,373,330	0.92
Norway	4,646,342	0.79
Total	$585,869,120	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.62%
$ 86,933	Air Liquide SA	$ 17,925,735
25,047	Akzo Nobel NV	1,757,395
167,570	Anglo American PLC	4,938,448
57,251	Antofagasta PLC	1,423,028
72,320	ArcelorMittal SA	2,296,478
8,854	Arkema SA	653,813
195,400	Asahi Kasei Corp	1,391,007
135,464	BASF SE	6,700,004
763,031	BHP Group Ltd	18,356,698
64,809	BlueScope Steel Ltd	987,595
40,954	Boliden AB(a)	1,279,790
19,022	Brenntag SE	1,260,211
26,885	Covestro AG(a)	1,912,824
20,167	Croda International PLC	809,385
27,985	DSM-Firmenich AG	2,977,197
1,011	EMS-Chemie Holding AG(a)	764,320
295,305	Evolution Mining Ltd	1,537,446
36,780	Evonik Industries AG	759,825
253,563	Fortescue Ltd	2,548,875
1,392	Givaudan SA(a)	6,750,542
1,552,791	Glencore PLC	6,049,587
9,885	Holmen AB Class B(b)	391,566
105,397	ICL Group Ltd	723,579
86,200	JFE Holdings Inc	1,002,736
210,200	Mitsubishi Chemical Group Corp	1,104,816
66,234	Mondi PLC	1,081,840
147,700	Nippon Paint Holdings Co Ltd	1,187,843
26,200	Nippon Sanso Holdings Corp	991,447
147,274	Nippon Steel Corp	2,785,236
102,500	Nitto Denko Corp	1,979,426
210,192	Norsk Hydro ASA	1,203,644
202,900	Northern Star Resources Ltd	2,506,249
52,761	Novonesis Novozymes B(a)	3,788,075
55,908	Rio Tinto Ltd	3,957,743
168,954	Rio Tinto PLC	9,832,631
268,700	Shin-Etsu Chemical Co Ltd	8,873,006
698,714	South32 Ltd	1,335,170
37,000	Sumitomo Metal Mining Co Ltd	911,864
11,314	Syensqo SA	876,434
19,777	Symrise AG	2,073,909
207,600	Toray Industries Inc	1,421,074
79,981	UPM-Kymmene OYJ(a)	2,184,129
24,574	Yara International ASA	906,846
		134,199,466
Communications — 5.18%
131,262	Auto Trader Group PLC(c)	1,486,413
113,326	Bollore SE(a)	712,301
901,706	BT Group PLC	2,400,367
55,407	CAR Group Ltd	1,364,524
27,851	Delivery Hero SE(a)(c)	755,940
29,500	Dentsu Group Inc(b)	653,659
524,839	Deutsche Telekom AG	19,211,053
22,640	Elisa OYJ(a)	1,258,368
Shares		Fair Value
Communications — (continued)
$ 337,762	Grab Holdings Ltd Class A(a)	$ 1,698,943
2,700	Hikari Tsushin Inc	797,219
575,900	HKT Trust & HKT Ltd	861,012
192,058	Informa PLC	2,125,779
464,100	KDDI Corp	7,968,869
605,593	Koninklijke KPN NV	2,954,206
425,200	LY Corp	1,565,844
64,400	M3 Inc	884,644
39,500	MonotaRO Co Ltd	777,591
805,348	Nokia OYJ(a)	4,178,664
4,505,800	NTT Inc	4,817,198
281,772	Orange SA	4,290,890
91,824	Pearson PLC	1,352,025
196,656	Prosus NV	11,033,713
34,271	Publicis Groupe SA	3,870,741
225,400	Rakuten Group Inc(a)	1,241,995
10,920	Scout24 SE(c)	1,507,498
57,100	Sea Ltd ADR(a)	9,132,574
1,113,300	Singapore Telecommunications Ltd	3,356,364
4,337,000	SoftBank Corp	6,717,803
143,200	SoftBank Group Corp	10,411,503
23,029	Spotify Technology SA(a)	17,671,073
3,941	Swisscom AG(a)	2,798,459
77,372	Tele2 AB Class B	1,129,431
1,491,963	Telecom Italia SpA(a)(b)	737,205
412,943	Telefonaktiebolaget LM Ericsson Class B	3,528,731
549,078	Telefonica SA(b)	2,889,848
92,199	Telenor ASA	1,435,741
329,038	Telia Co AB(a)	1,183,492
604,755	Telstra Group Ltd	1,928,336
19,100	Trend Micro Inc	1,321,068
3,004,460	Vodafone Group PLC	3,215,294
8,000	Wix.com Ltd(a)	1,267,680
161,830	WPP PLC	1,138,995
67,800	ZOZO Inc	732,559
		150,365,612
Consumer, Cyclical — 12.34%
29,726	Accor SA	1,557,898
39,731	AddTech AB Class B(a)	1,354,492
25,812	adidas AG(a)	6,025,311
78,800	Aisin Corp	1,008,041
67,455	Amadeus IT Group SA	5,698,820
23,200	ANA Holdings Inc	454,257
86,126	Aristocrat Leisure Ltd	3,690,052
104,900	Asics Corp	2,674,990
49,988	Associated British Foods PLC	1,411,688
13,083	Avolta AG	712,645
90,600	Bandai Namco Holdings Inc	3,247,033
207,611	Barratt Redrow PLC(a)	1,299,769
43,408	Bayerische Motoren Werke AG	3,865,900
85,500	Bridgestone Corp(b)	3,496,283
50,304	Bunzl PLC	1,601,625

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 80,251	Cie Financiere Richemont SA(a)	$ 15,186,128
100,034	Cie Generale des Etablissements Michelin SCA	3,720,697
401,442	CK Hutchison Holdings Ltd	2,471,952
253,495	Compass Group PLC	8,582,879
15,757	Continental AG	1,375,239
9,281	CTS Eventim AG & Co KGaA	1,154,102
70,582	Daimler Truck Holding AG	3,348,700
89,100	Daiwa House Industry Co Ltd	3,061,726
283,200	Denso Corp	3,821,866
102,503	Deutsche Lufthansa AG	870,216
3,146	D'ieteren Group	677,491
17,842	Dr Ing hc F Porsche AG(b)	881,824
86,769	Entain PLC	1,074,447
22,087	Evolution AB(c)	1,754,218
29,200	Fast Retailing Co Ltd	10,011,632
16,398	FDJ United(a)(c)	643,465
19,040	Ferrari NV	9,327,931
308,000	Galaxy Entertainment Group Ltd	1,372,941
929,073	Genting Singapore Ltd	522,547
82,247	H & M Hennes & Mauritz AB Class B(b)	1,158,378
4,762	Hermes International SCA	12,909,180
635,600	Honda Motor Co Ltd	6,128,998
14,900	Hoshizaki Corp	513,425
9,190	IMCD NV	1,236,016
162,837	Industria de Diseno Textil SA	8,494,702
22,281	InterContinental Hotels Group PLC	2,546,881
177,929	International Consolidated Airlines Group SA(b)	838,266
84,800	Isuzu Motors Ltd	1,074,241
177,700	ITOCHU Corp	9,305,263
22,100	Japan Airlines Co Ltd	450,749
406,834	JD Sports Fashion PLC	496,011
10,996	Kering SA	2,395,547
262,738	Kingfisher PLC	1,048,906
334,491	Lottery Corp Ltd	1,173,403
41,183	LVMH Moet Hennessy Louis Vuitton SE	21,554,421
213,400	Marubeni Corp	4,301,770
51,200	MatsukiyoCocokara & Co	1,053,211
108,008	Mercedes-Benz Group AG	6,292,582
512,200	Mitsubishi Corp	10,234,720
368,200	Mitsui & Co Ltd	7,503,907
34,976	Moncler SpA	1,995,090
17,837	Next PLC	3,045,219
166,100	Nintendo Co Ltd	15,950,556
333,700	Nissan Motor Co Ltd(a)	807,414
11,700	Nitori Holdings Co Ltd	1,126,129
161,900	Oriental Land Co Ltd	3,728,844
57,400	Pan Pacific International Holdings Corp	1,974,277
349,100	Panasonic Holdings Corp	3,735,133
12,476	Pandora A/S	2,198,214
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 23,461	Porsche Automobil Holding SE	$ 931,371
114,725	Qantas Airways Ltd	810,483
804	Rational AG	675,602
38,106	Reece Ltd	360,069
28,993	Renault SA	1,337,886
35,399	Rexel SA(a)	1,091,803
126,038	Ryanair Holdings PLC	3,575,166
318,946	Sands China Ltd	666,575
26,400	Sanrio Co Ltd	1,276,588
56,600	Sekisui Chemical Co Ltd	1,025,065
91,700	Sekisui House Ltd	2,018,257
30,470	SGH Ltd	1,085,163
11,300	Shimano Inc	1,638,279
222,900	Singapore Airlines Ltd	1,222,552
13,381	Sodexo SA	823,556
921,900	Sony Group Corp	23,969,700
302,936	Stellantis NV	3,043,310
86,600	Subaru Corp	1,501,332
163,200	Sumitomo Corp	4,211,657
105,000	Sumitomo Electric Industries Ltd	2,251,558
233,200	Suzuki Motor Corp	2,811,513
4,258	Swatch Group AG(a)(b)	695,165
16,400	Toho Co Ltd	967,532
51,500	Tokyo Gas Co Ltd	1,712,998
24,400	Toyota Industries Corp	2,753,850
1,424,875	Toyota Motor Corp	24,540,609
96,700	Toyota Tsusho Corp	2,190,376
166,167	Universal Music Group NV	5,390,566
238,862	Volvo AB Class B(b)	6,721,008
169,795	Wesfarmers Ltd	9,475,814
25,414	Whitbread PLC	985,864
143,500	Yamaha Motor Co Ltd(b)	1,073,821
32,967	Zalando SE(a)(c)	1,087,826
15,300	Zensho Holdings Co Ltd	926,053
		358,079,225
Consumer, Non-Cyclical — 21.03%
3,795	Adyen NV(a)(c)	6,969,679
111,600	Aeon Co Ltd	3,420,852
132,200	Ajinomoto Co Inc	3,585,683
75,813	Alcon AG	6,723,323
148,302	Anheuser-Busch InBev SA	10,203,263
9,089	Argenx SE(a)	5,031,530
216,400	Asahi Group Holdings Ltd(b)	2,892,649
64,674	Ashtead Group PLC(a)	4,146,388
271,000	Astellas Pharma Inc	2,653,349
232,755	AstraZeneca PLC	32,385,821
574	Barry Callebaut AG(b)	627,422
147,102	Bayer AG	4,431,798
14,854	Beiersdorf AG	1,867,123
6,667	BioMerieux(b)	922,160
209,868	Brambles Ltd	3,241,160
298,499	British American Tobacco PLC	14,188,403
48,092	Bureau Veritas SA	1,641,495
14,199	Carlsberg AS Class B	2,011,762

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 80,222	Carrefour SA	$ 1,131,633
161	Chocoladefabriken Lindt & Spruengli AG	5,111,382
101,200	Chugai Pharmaceutical Co Ltd	5,284,444
34,071	Coca-Cola Europacific Partners PLC	3,139,498
32,526	Coca-Cola HBC AG	1,698,346
9,801	Cochlear Ltd	1,938,403
201,443	Coles Group Ltd	2,762,211
19,098	Coloplast A/S Class B	1,818,186
72,677	CSL Ltd	11,480,109
60,800	Dai Nippon Printing Co Ltd	922,934
262,300	Daiichi Sankyo Co Ltd	6,076,994
97,602	Danone SA(a)	7,986,144
92,203	Davide Campari-Milano NV(b)	620,745
13,662	Demant A/S(a)	570,820
335,922	Diageo PLC	8,468,303
3,419	DiaSorin SpA	365,937
36,510	Edenred SE	1,134,023
38,800	Eisai Co Ltd	1,114,352
44,721	EssilorLuxottica SA(a)	12,280,090
92,538	Essity AB Class B	2,562,273
17,410	Eurofins Scientific SE(b)	1,240,732
137,596	Experian PLC	7,093,399
85,334	Fisher & Paykel Healthcare Corp Ltd(a)	1,874,343
31,863	Fresenius Medical Care AG	1,830,699
63,252	Fresenius SE & Co KGaA	3,183,026
167,400	FUJIFILM Holdings Corp	3,625,145
15,652	Galderma Group AG	2,275,107
9,286	Genmab A/S	1,928,409
52,914	Grifols SA(a)	645,657
620,320	GSK PLC	11,823,023
1,340,758	Haleon PLC	6,889,141
19,967	Heineken Holding NV	1,489,935
43,426	Heineken NV	3,788,619
15,561	Henkel AG & Co KGaA	1,128,569
26,567	Hikma Pharmaceuticals PLC	724,621
115,686	Imperial Brands PLC(a)	4,569,171
24,599	Intertek Group PLC	1,601,663
5,705	Ipsen SA(a)	679,569
274,871	J Sainsbury PLC	1,093,191
179,700	Japan Tobacco Inc(b)	5,293,859
25,651	JDE Peet's NV	732,712
40,089	Jeronimo Martins SGPS SA	1,014,972
69,800	Kao Corp(b)	3,127,431
24,635	Kerry Group PLC Class A(a)	2,721,840
40,961	Kesko OYJ Class B(a)	1,010,272
97,700	Kikkoman Corp	906,250
114,500	Kirin Holdings Co Ltd(b)	1,604,561
21,900	Kobe Bussan Co Ltd	680,117
137,597	Koninklijke Ahold Delhaize NV(a)	5,746,955
123,940	Koninklijke Philips NV	2,976,099
34,100	Kyowa Kirin Co Ltd	583,699
32,947	Lifco AB Class B	1,335,237
10,803	Lonza Group AG(a)	7,725,911
36,024	L'Oreal SA	15,431,052
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 62	Lotus Bakeries NV	$ 597,429
295,642	Marks & Spencer Group PLC	1,438,486
33,300	MEIJI Holdings Co Ltd	736,390
19,601	Merck KGaA	2,541,441
70,690	Mowi ASA(a)	1,365,265
393,332	Nestle SA(a)	39,107,575
77,300	Nexi SpA(c)	461,661
30,800	Nissin Foods Holdings Co Ltd	639,875
7,190	NMC Health PLC(a)(d)	493
285,749	Novartis AG(a)	34,683,388
482,860	Novo Nordisk A/S Class B	33,459,324
170,600	Olympus Corp	2,026,442
55,800	Ono Pharmaceutical Co Ltd	604,748
16,438	Orion OYJ Class B	1,236,692
108,824	Orkla ASA	1,185,256
66,800	Otsuka Holdings Co Ltd(b)	3,311,897
30,345	Pernod Ricard SA	3,026,963
32,055	QIAGEN NV	1,544,402
16,591	Randstad NV	766,854
101,409	Reckitt Benckiser Group PLC(a)	6,907,277
17,729	Recordati Industria Chimica e Farmaceutica SpA	1,114,359
211,300	Recruit Holdings Co Ltd	12,425,842
278,423	RELX PLC	15,086,003
385,496	Rentokil Initial PLC	1,859,395
105,455	Roche Holding AG(a)	34,422,609
4,792	Roche Holding AG	1,665,370
10,043	Salmar ASA	435,223
63,930	Sandoz Group AG	3,503,580
167,056	Sanofi SA	16,173,359
4,052	Sartorius Stedim Biotech	969,494
64,300	Secom Co Ltd	2,309,973
74,704	Securitas AB Class B(a)	1,118,493
331,400	Seven & i Holdings Co Ltd	5,333,992
23,334	SGS SA	2,369,233
115,600	Shionogi & Co Ltd	2,081,064
60,600	Shiseido Co Ltd(b)	1,082,356
50,373	Siemens Healthineers AG(c)	2,796,433
680,021	Sigma Healthcare LTD	1,338,484
120,834	Smith & Nephew PLC	1,849,645
70,722	Sonic Healthcare Ltd	1,248,328
7,678	Sonova Holding AG(a)	2,289,775
16,518	Straumann Holding AG	2,162,036
21,600	Suntory Beverage & Food Ltd	690,756
27,834	Swedish Orphan Biovitrum AB(a)	847,132
77,700	Sysmex Corp	1,352,541
241,152	Takeda Pharmaceutical Co Ltd	7,445,086
200,800	Terumo Corp	3,685,057
1,007,298	Tesco PLC	5,552,360
169,634	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	2,843,066
34,900	TOPPAN Holdings Inc	948,129
467,003	Transurban Group	4,296,878

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 18,930	UCB SA	$ 3,724,637
171,300	Unicharm Corp	1,236,921
374,929	Unilever PLC	22,875,276
1,234,145	WH Group Ltd(c)	1,189,459
304,700	Wilmar International Ltd(b)	687,793
99,920	Wise PLC Class A(a)	1,426,020
36,111	Wolters Kluwer NV	6,039,153
184,545	Woolworths Group Ltd	3,780,186
37,800	Yakult Honsha Co Ltd	711,888
		610,394,915
Diversified — 0.04%
22,079	Jardine Matheson Holdings Ltd(a)	1,006,140
Energy — 3.21%
44,876	Aker BP ASA	1,146,779
180,848	APA Group	972,378
2,407,959	BP PLC	11,995,491
14,805	DCC PLC(a)	960,445
408,750	ENEOS Holdings Inc	2,026,105
326,747	Eni SpA	5,278,326
127,150	Equinor ASA	3,211,053
59,226	Galp Energia SGPS SA	1,084,185
134,380	Idemitsu Kosan Co Ltd	814,932
132,200	Inpex Corp(b)	1,855,714
63,045	Neste OYJ(a)	854,398
22,501	OMV AG	1,223,634
176,295	Repsol SA(b)	2,578,565
475,505	Santos Ltd	2,397,434
900,265	Shell PLC	31,403,599
307,299	TotalEnergies SE(a)	18,782,987
151,210	Vestas Wind Systems A/S	2,271,320
284,305	Woodside Energy Group Ltd	4,391,635
		93,248,980
Financial — 24.83%
145,559	3i Group PLC	8,235,482
69,451	ABN AMRO Bank NV(c)	1,896,431
40,284	Admiral Group PLC	1,807,905
185,898	Aegon Ltd	1,347,154
27,766	AerCap Holdings NV	3,248,622
22,393	Ageas SA(a)	1,514,837
1,610,400	AIA Group Ltd	14,587,718
320,435	AIB Group PLC(a)	2,644,510
58,103	Allianz SE	23,580,215
9,069	Amundi SA(c)	735,097
445,705	ANZ Group Holdings Ltd	8,547,192
22,150	ASR Nederland NV	1,471,774
29,032	ASX Ltd	1,333,018
402,079	Aviva PLC	3,417,254
266,514	AXA SA	13,087,219
6,298	Azrieli Group Ltd	579,976
6,188	Baloise Holding AG(a)	1,459,453
32,306	Banca Mediolanum SpA	556,738
867,196	Banco Bilbao Vizcaya Argentaria SA	13,353,353
Shares		Fair Value
Financial — (continued)
$ 168,367	Banco BPM SpA	$ 1,965,274
785,052	Banco de Sabadell SA	2,499,260
2,278,012	Banco Santander SA	18,863,986
191,791	Bank Hapoalim BM	3,683,935
225,766	Bank Leumi Le-Israel BM	4,200,500
143,091	Bank of Ireland Group PLC	2,039,071
100,575	Bankinter SA(b)	1,312,958
4,628	Banque Cantonale Vaudoise	533,760
2,139,166	Barclays PLC	9,883,101
153,216	BNP Paribas SA	13,743,777
552,500	BOC Hong Kong Holdings Ltd	2,405,167
140,887	BPER Banca SpA	1,278,734
598,552	CaixaBank SA	5,186,354
560,740	CapitaLand Ascendas REIT(a)	1,183,248
826,496	CapitaLand Integrated Commercial Trust REIT(a)	1,411,303
388,357	Capitaland Investment Ltd	809,593
81,000	Chiba Bank Ltd	748,580
286,424	CK Asset Holdings Ltd	1,265,657
131,907	Commerzbank AG	4,156,801
251,335	Commonwealth Bank of Australia	30,589,560
79,405	Computershare Ltd	2,083,118
151,900	Concordia Financial Group Ltd	985,796
8,357	Covivio SA REIT	529,870
159,795	Credit Agricole SA	3,023,057
28,928	CVC Capital Partners PLC	594,803
514,700	Dai-ichi Life Holdings Inc	3,913,061
8,500	Daito Trust Construction Co Ltd	925,807
199,500	Daiwa Securities Group Inc	1,416,854
104,175	Danske Bank A/S(a)	4,254,905
319,533	DBS Group Holdings Ltd	11,280,180
275,897	Deutsche Bank AG	8,179,110
28,440	Deutsche Boerse AG	9,291,078
133,572	DNB Bank ASA	3,693,877
55,752	EQT AB	1,870,257
46,683	Erste Group Bank AG	3,973,912
7,045	Eurazeo SE	503,668
11,424	Euronext NV(c)	1,957,417
12,124	EXOR NV	1,223,891
95,402	Fastighets AB Balder Class B(a)	711,153
94,611	FinecoBank Banca Fineco SpA	2,098,813
9,108	Futu Holdings Ltd ADR	1,125,658
7,059	Gecina SA REIT	777,088
130,466	Generali	4,640,888
26,535	Gjensidige Forsikring ASA(a)	672,661
307,493	Goodman Group REIT	6,932,316
13,148	Groupe Bruxelles Lambert NV	1,122,327
117,700	Hang Seng Bank Ltd	1,766,226
9,087	Hannover Rueck SE	2,863,444
5,430	Helvetia Holding AG	1,274,835

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 212,830	Henderson Land Development Co Ltd	$ 747,458
181,612	Hong Kong Exchanges & Clearing Ltd	9,768,287
164,600	Hongkong Land Holdings Ltd	949,742
2,657,309	HSBC Holdings PLC	32,139,579
63,900	Hulic Co Ltd(b)	644,545
19,677	Industrivarden AB Class A	715,326
23,521	Industrivarden AB Class C	851,736
129,520	Infratil Ltd	835,760
471,220	ING Groep NV	10,328,083
361,678	Insurance Australia Group Ltd	2,150,185
2,276,392	Intesa Sanpaolo SpA	13,112,989
23,025	Investment AB Latour Class B(b)	607,290
262,036	Investor AB Class B	7,765,014
185,223	Israel Discount Bank Ltd Class A	1,847,549
142,800	Japan Exchange Group Inc	1,446,567
263,800	Japan Post Bank Co Ltd	2,843,903
268,400	Japan Post Holdings Co Ltd	2,485,979
28,600	Japan Post Insurance Co Ltd	647,511
31,391	Julius Baer Group Ltd(a)	2,129,404
34,367	KBC Group NV	3,547,015
30,640	Klepierre SA REIT(b)	1,211,488
11,067	L E Lundbergforetagen AB Class B	552,439
103,312	Land Securities Group PLC REIT	896,635
11,321	LEG Immobilien SE	1,007,702
882,999	Legal & General Group PLC	3,088,337
423,944	Link REIT	2,270,853
8,995,982	Lloyds Banking Group PLC	9,456,944
71,471	London Stock Exchange Group PLC(a)	10,447,490
325,926	M&G PLC	1,151,605
54,161	Macquarie Group Ltd	8,146,123
425,961	Medibank Pvt Ltd	1,414,575
72,567	Mediobanca Banca di Credito Finanziario SpA(a)(b)	1,688,708
157,300	Mitsubishi Estate Co Ltd	2,948,922
133,200	Mitsubishi HC Capital Inc	980,715
1,717,800	Mitsubishi UFJ Financial Group Inc	23,419,784
401,100	Mitsui Fudosan Co Ltd	3,883,082
22,093	Mizrahi Tefahot Bank Ltd	1,441,167
357,310	Mizuho Financial Group Inc	9,918,899
192,700	MS&AD Insurance Group Holdings Inc	4,307,925
20,123	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,066,596
462,542	National Australia Bank Ltd	11,988,072
1,214,809	NatWest Group PLC	8,528,185
1,070	Nippon Building Fund Inc REIT(b)	988,016
40,153	NN Group NV	2,671,748
451,600	Nomura Holdings Inc	2,975,909
Shares		Fair Value
Financial — (continued)
$ 479,864	Nordea Bank Abp	$ 7,120,104
172,800	ORIX Corp	3,899,522
513,285	Oversea-Chinese Banking Corp Ltd	6,582,016
3,378	Partners Group Holding AG	4,419,526
103,315	Phoenix Group Holdings PLC	933,992
394,349	Prudential PLC	4,934,681
225,558	QBE Insurance Group Ltd	3,473,397
7,397	REA Group Ltd	1,171,381
304,400	Resona Holdings Inc	2,811,384
29,400	Sagax AB Class B	673,678
361,026	Sampo OYJ Class A	3,885,555
40,740	SBI Holdings Inc	1,419,591
780,936	Scentre Group REIT	1,834,198
120,687	Schroders PLC	599,857
185,478	Segro PLC REIT	1,735,771
128,300	Singapore Exchange Ltd	1,502,294
643,178	Sino Land Co Ltd	685,071
238,405	Skandinaviska Enskilda Banken AB Class A	4,155,527
107,850	Societe Generale SA	6,169,492
2,268	Sofina SA	750,141
133,450	Sompo Holdings Inc	4,021,489
299,734	Standard Chartered PLC	4,958,093
360,597	Stockland REIT	1,274,394
551,600	Sumitomo Mitsui Financial Group Inc	13,889,818
94,872	Sumitomo Mitsui Trust Group Inc	2,523,351
46,500	Sumitomo Realty & Development Co Ltd	1,795,800
216,500	Sun Hung Kai Properties Ltd	2,494,740
165,547	Suncorp Group Ltd	2,359,318
218,399	Svenska Handelsbanken AB Class A	2,923,770
127,125	Swedbank AB Class A	3,367,075
61,000	Swire Pacific Ltd Class A	522,899
4,312	Swiss Life Holding AG(a)	4,365,315
11,575	Swiss Prime Site AG(a)	1,737,687
45,155	Swiss Re AG(a)	7,811,233
73,300	T&D Holdings Inc	1,608,943
9,781	Talanx AG	1,268,029
275,700	Tokio Marine Holdings Inc	11,684,456
51,122	Tryg A/S	1,321,565
493,031	UBS Group AG(a)	16,739,275
17,691	Unibail-Rodamco-Westfield REIT	1,700,599
211,150	UniCredit SpA	14,164,698
54,715	Unipol Assicurazioni SpA	1,083,621
189,306	United Overseas Bank Ltd	5,358,063
577,875	Vicinity Ltd REIT	943,361
110,887	Vonovia SE	3,931,331
35,052	Washington H Soul Pattinson & Co Ltd(b)	969,032
513,630	Westpac Banking Corp	11,447,033
157,000	Wharf Holdings Ltd(b)	478,003
262,300	Wharf Real Estate Investment Co Ltd	744,563

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 22,065	Zurich Insurance Group AG(a)	$ 15,439,392
		720,550,602
Industrial — 15.68%
238,226	ABB Ltd(a)	14,276,608
3,711	Acciona SA	669,334
26,694	ACS Actividades de Construccion y Servicios SA	1,855,421
112,310	Aena SME SA(c)	2,997,987
4,717	Aeroports de Paris SA(b)	591,383
29,400	AGC Inc(b)	862,469
89,425	Airbus SE	18,707,832
43,906	Alfa Laval AB	1,849,261
49,297	Alstom SA(a)	1,150,642
77,976	Amrize Ltd(a)	3,889,710
450	AP Moller - Maersk A/S Class A	830,232
647	AP Moller - Maersk A/S Class B	1,203,225
151,472	Assa Abloy AB Class B	4,735,567
404,888	Atlas Copco AB Class A	6,545,423
233,717	Atlas Copco AB Class B	3,326,398
267,006	Auckland International Airport Ltd	1,260,529
452,054	BAE Systems PLC	11,728,962
56,027	Beijer Ref AB	884,163
29,080	Bouygues SA	1,315,139
73,991	Cellnex Telecom SA(c)	2,881,088
113,400	Central Japan Railway Co	2,535,010
66,842	Cie de Saint-Gobain SA(a)	7,852,303
97,000	CK Infrastructure Holdings Ltd	642,358
48,400	Daifuku Co Ltd	1,245,136
39,600	Daikin Industries Ltd	4,648,397
2,789	Dassault Aviation SA	986,115
144,940	Deutsche Post AG	6,713,620
30,606	DSV A/S	7,340,982
136,800	East Japan Railway Co	2,942,695
9,622	Eiffage SA	1,352,023
4,009	Elbit Systems Ltd	1,785,744
105,716	Epiroc AB Class A	2,300,365
59,749	Epiroc AB Class B	1,145,540
141,200	FANUC Corp	3,833,197
76,541	Ferrovial SE	4,082,899
19,000	Fuji Electric Co Ltd	874,986
36,400	Fujikura Ltd	1,914,838
21,787	GEA Group AG	1,527,275
5,047	Geberit AG(a)	3,974,739
43,909	Getlink SE	847,623
56,378	Halma PLC	2,476,489
31,700	Hankyu Hanshin Holdings Inc	861,722
19,648	Heidelberg Materials AG	4,627,055
310,876	Hexagon AB Class B	3,133,505
688,800	Hitachi Ltd	20,019,526
77,976	Holcim AG	5,790,431
52,200	Hoya Corp	6,199,382
Shares		Fair Value
Industrial — (continued)
$ 21,600	IHI Corp	$ 2,336,337
41,235	Indutrade AB	1,125,927
33,502	Infrastrutture Wireless Italiane SpA(c)	409,662
32,354	InPost SA(a)	538,427
64,305	James Hardie Industries PLC(a)	1,726,804
60,700	Kajima Corp	1,583,160
53,800	Kawasaki Kisen Kaisha Ltd(b)	761,919
218,100	Keppel Ltd	1,273,611
29,260	Keyence Corp	11,698,975
23,148	Kingspan Group PLC	1,972,433
10,450	Knorr-Bremse AG	1,013,621
134,800	Komatsu Ltd	4,447,529
51,340	Kone OYJ Class B	3,382,326
67,575	Kongsberg Gruppen ASA	2,620,363
150,600	Kubota Corp(b)	1,698,301
7,416	Kuehne + Nagel International AG(a)	1,605,881
191,900	Kyocera Corp	2,304,788
39,801	Legrand SA	5,334,485
60,308	Leonardo SpA(a)	3,403,002
35,300	Makita Corp	1,087,168
178,314	Melrose Industries PLC	1,298,201
86,540	Metso OYJ(a)	1,121,547
55,400	MINEBEA MITSUMI Inc	810,155
284,800	Mitsubishi Electric Corp	6,125,756
480,400	Mitsubishi Heavy Industries Ltd	12,021,715
51,000	Mitsui OSK Lines Ltd(b)	1,703,386
222,702	MTR Corp Ltd	800,813
8,149	MTU Aero Engines AG	3,620,232
253,400	Murata Manufacturing Co Ltd	3,745,427
230,206	Nibe Industrier AB Class B	982,902
125,000	Nidec Corp	2,429,137
66,200	Nippon Yusen KK	2,381,542
97,200	Obayashi Corp	1,472,757
27,000	Omron Corp	727,824
68,448	Poste Italiane SpA(c)	1,470,669
42,685	Prysmian SpA	3,022,073
6,729	Rheinmetall AG	14,250,036
15,330	ROCKWOOL A/S Class B	718,552
1,269,944	Rolls-Royce Holdings PLC	16,826,592
47,961	Saab AB Class B	2,681,658
53,999	Safran SA	17,610,433
161,429	Sandvik AB	3,706,791
3,924	Sartorius AG	999,437
6,087	Schindler Holding AG(a)	2,266,617
3,679	Schindler Holding AG	1,336,533
81,968	Schneider Electric SE	22,007,234
12,100	SCREEN Holdings Co Ltd	983,868
47,900	SG Holdings Co Ltd	533,510
35,400	Shimadzu Corp	875,194
114,082	Siemens AG	29,302,983
101,824	Siemens Energy AG(a)	11,901,318
46,822	SIG Group AG	866,069
23,130	Sika AG	6,293,302
240,600	Singapore Technologies Engineering Ltd	1,475,284

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 196,574	SITC International Holdings Co Ltd	$ 629,792
48,882	Skanska AB Class B	1,138,687
58,531	SKF AB Class B	1,344,475
8,600	SMC Corp	3,081,917
51,591	Smiths Group PLC	1,589,869
11,053	Spirax Group PLC	903,067
87,160	Stora Enso OYJ Class R(b)	947,570
89,602	Svenska Cellulosa AB SCA Class B	1,165,074
24,200	Taisei Corp(a)	1,409,421
295,100	TDK Corp	3,444,571
212,500	Techtronic Industries Co Ltd	2,344,720
61,340	Tenaris SA	1,149,802
13,876	Thales SA	4,097,242
42,046	Tokyo Metro Co Ltd(b)	489,276
71,000	Tokyu Corp	844,625
30,122	Trelleborg AB Class B	1,122,078
4,042	VAT Group AG(c)	1,712,725
74,234	Vinci SA	10,947,349
72,945	Wartsila OYJ Abp	1,724,014
65,700	West Japan Railway Co	1,501,972
358,600	Yangzijiang Shipbuilding Holdings Ltd(a)	625,793
33,600	Yokogawa Electric Corp	897,586
		455,021,219
Technology — 7.04%
115,300	Advantest Corp	8,547,309
7,032	ASM International NV	4,510,884
59,122	ASML Holding NV	47,376,773
12,172	BE Semiconductor Industries NV	1,820,369
140,100	Canon Inc(b)	4,063,423
52,800	Capcom Co Ltd	1,803,199
23,952	Capgemini SE	4,101,466
13,175	Check Point Software Technologies Ltd(a)	2,914,969
7,180	CyberArk Software Ltd(a)	2,921,398
100,205	Dassault Systemes SE	3,631,603
13,900	Disco Corp	4,117,784
260,500	Fujitsu Ltd	6,319,569
194,603	Infineon Technologies AG	8,304,132
15,100	Konami Group Corp	2,387,336
12,100	Lasertec Corp(b)	1,622,134
22,769	Logitech International SA(a)	2,064,795
6,451	Monday.com Ltd(a)	2,028,710
184,000	NEC Corp	5,368,210
8,357	Nemetschek SE	1,211,709
48,200	Nexon Co Ltd(b)	970,825
9,070	Nice Ltd(a)	1,537,485
57,369	Nomura Research Institute Ltd	2,294,612
42,200	NTT Data Group Corp	1,168,127
48,400	Obic Co Ltd	1,882,037
5,700	Oracle Corp Japan	679,387
34,200	Otsuka Corp	696,702
8,516	Pro Medicus Ltd	1,593,640
Shares		Fair Value
Technology — (continued)
$ 253,500	Renesas Electronics Corp	$ 3,136,158
83,800	Ricoh Co Ltd	790,854
150,444	Sage Group PLC	2,582,505
156,810	SAP SE	47,949,418
21,400	SCSK Corp	644,732
102,026	STMicroelectronics NV(a)	3,128,330
8,564	Teleperformance SE(a)	831,801
8,441	Temenos AG	606,360
32,500	TIS Inc	1,089,064
67,200	Tokyo Electron Ltd	12,869,435
28,999	WiseTech Global Ltd	2,079,689
21,726	Xero Ltd(a)	2,570,822
		204,217,755
Utilities — 3.27%
3,443	BKW AG	754,877
776,767	Centrica PLC	1,722,932
102,200	Chubu Electric Power Co Inc	1,264,667
246,000	CLP Holdings Ltd	2,077,657
133,474	Contact Energy Ltd	732,486
336,170	E.ON SE	6,194,165
48,136	EDP Renovaveis SA	538,629
471,439	EDP SA	2,048,068
7,014	Elia Group SA	810,080
46,934	Endesa SA(b)	1,486,642
1,227,401	Enel SpA	11,648,935
276,485	Engie SA	6,498,191
61,303	Fortum OYJ(a)(b)	1,149,545
1,725,229	Hong Kong & China Gas Co Ltd	1,450,556
853,748	Iberdrola SA	16,424,470
140,500	Kansai Electric Power Co Inc	1,666,305
190,448	Meridian Energy Ltd	684,919
737,223	National Grid PLC	10,816,319
252,884	Origin Energy Ltd	1,797,484
24,443	Orsted A/S(a)(c)	1,052,971
54,400	Osaka Gas Co Ltd	1,395,356
207,000	Power Assets Holdings Ltd	1,330,921
60,763	Redeia Corp SA(a)	1,300,194
94,671	RWE AG	3,956,142
133,800	Sembcorp Industries Ltd	720,793
42,039	Severn Trent PLC	1,578,915
309,372	Snam SpA	1,872,848
162,955	SSE PLC	4,102,097
207,303	Terna - Rete Elettrica Nazionale(b)	2,131,281
100,447	United Utilities Group PLC	1,576,600
93,691	Veolia Environnement SA	3,344,954
10,010	Verbund AG(b)	769,035
		94,899,034
TOTAL COMMON STOCK — 97.24% (Cost $2,200,932,540)		$2,821,982,948

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.14%
$ 7,888	Bayerische Motoren Werke AG	$ 655,068
30,954	Volkswagen AG	3,272,264
		3,927,332
Consumer, Non-Cyclical — 0.07%
25,910	Henkel AG & Co KGaA	2,036,106
TOTAL PREFERRED STOCK — 0.21% (Cost $7,262,183)		$5,963,438
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(a)(d)	20,588
Utilities — 0.01%
907,090	Iberdrola SA(a)	242,530
TOTAL RIGHTS — 0.01% (Cost $179,192)		$263,118
GOVERNMENT MONEY MARKET MUTUAL FUNDS
75,519,985	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.25%(g)	75,519,985
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.60% (Cost $75,519,985)		$75,519,985
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.34%
9,877,800	U.S. Treasury Bills(h) 4.34%, 08/14/2025	$ 9,825,691
TOTAL SHORT TERM INVESTMENTS — 0.34% (Cost $9,825,691)		$9,825,691
TOTAL INVESTMENTS — 100.40% (Cost $2,293,719,591)		$2,913,555,180
OTHER ASSETS & LIABILITIES, NET — (0.40)%		$(11,626,969)
TOTAL NET ASSETS — 100.00%		$2,901,928,211

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $33,766,639, representing 1.16% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 30, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	597	USD	80,049	Sep 2025	$1,555,720
				Net Appreciation	$1,555,720
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	259,295	EUR	225,453	07/01/2025	$(6,278)
CGM	USD	166,095	EUR	141,659	07/03/2025	(808)
CGM	USD	40,132	EUR	34,769	07/07/2025	(844)
CGM	USD	3,683	GBP	2,725	07/11/2025	(58)
CGM	USD	103,396	GBP	76,846	07/25/2025	(2,092)
CGM	USD	49,627	GBP	36,916	08/01/2025	(1,050)
CGM	USD	74,545	HKD	582,711	08/01/2025	49
CGM	USD	18,882	NOK	187,804	07/02/2025	249
CGM	USD	12,236	NZD	20,480	07/07/2025	(251)
MEL	USD	221,797	AUD	346,822	07/01/2025	(6,463)
MEL	USD	329,505	AUD	513,895	07/02/2025	(8,726)
MEL	USD	85,728	AUD	130,993	08/22/2025	(568)
MEL	USD	25,660	AUD	39,205	08/26/2025	(170)
MEL	USD	34,507	AUD	52,719	08/29/2025	(228)
MEL	USD	30,194	AUD	46,116	09/10/2025	(199)
MEL	USD	4,405,728	CHF	3,733,000	07/10/2025	(305,566)
MEL	USD	38,186	EUR	32,621	07/01/2025	(240)
MEL	USD	4,087,608	EUR	3,722,000	07/10/2025	(299,793)
MEL	USD	36,299	GBP	27,063	07/02/2025	(849)
MEL	USD	47,139	GBP	35,015	07/07/2025	(925)
MEL	USD	132,560	GBP	99,303	07/10/2025	(3,751)
MEL	USD	35,285	GBP	26,119	07/11/2025	(568)
MEL	USD	41,476	GBP	30,701	07/15/2025	(667)
MEL	USD	333,045	GBP	246,669	07/17/2025	(5,559)
MEL	USD	243,903	GBP	179,278	08/01/2025	(2,204)
MEL	USD	100,035	HKD	783,997	07/17/2025	(31)
MEL	USD	7,336	JPY	1,049,070	08/06/2025	18
MEL	USD	66,400	JPY	9,526,800	08/26/2025	(205)
MEL	USD	74,968	JPY	10,752,500	08/29/2025	(230)
MEL	USD	229,256	JPY	32,866,355	09/02/2025	(700)
MEL	USD	31,298	JPY	4,486,469	09/03/2025	(96)
MEL	USD	103,372	JPY	14,816,265	09/04/2025	(316)
MEL	USD	47,468	JPY	6,802,805	09/05/2025	(145)
MEL	USD	42,436	JPY	6,079,540	09/08/2025	(130)
MEL	USD	3,516	JPY	503,625	09/09/2025	(11)
MEL	USD	7,013	JPY	1,004,360	09/11/2025	(21)
MEL	USD	16,635	JPY	2,382,231	09/12/2025	(51)
MEL	USD	15,250	JPY	2,182,800	09/16/2025	(46)
MEL	USD	4,297	JPY	614,550	09/24/2025	(13)
MEL	USD	12,448	JPY	1,779,305	09/29/2025	(39)
MEL	USD	8,534	JPY	1,219,750	09/30/2025	(26)
MEL	USD	8,840	NZD	14,587	07/02/2025	(53)
					Net Depreciation	$(649,654)
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
Summary of Investments by Country as of June 30, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$614,412,699	21.09%
United Kingdom	395,218,283	13.57
France	306,336,074	10.51
Germany	293,347,912	10.07
Switzerland	280,886,246	9.64
Australia	191,091,911	6.56
Netherlands	139,188,569	4.78
Sweden	103,416,392	3.55
Spain	89,940,387	3.09
United States	89,235,386	3.06
Italy	84,450,187	2.90
Denmark	64,768,542	2.22
Hong Kong	60,925,043	2.09
Singapore	48,217,159	1.66
Finland	30,053,184	1.03
Israel	27,775,758	0.95
Ireland	25,982,288	0.89
Belgium	23,823,654	0.82
Norway	17,876,709	0.61
New Zealand	7,958,859	0.27
Austria	5,966,581	0.21
Luxembourg	5,281,816	0.18
Portugal	4,147,225	0.14
Chile	1,423,028	0.05
Macau	666,575	0.02
China	625,793	0.02
Poland	538,427	0.02
United Arab Emirates	493	0.00
Total	$2,913,555,180	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.07%
$ 74,685	Agnico Eagle Mines Ltd	$ 8,898,018
121,900	BHP Group Ltd	2,932,622
42,600	Boliden AB(a)	1,331,227
38,392	Croda International PLC	1,540,831
133,570	Franco-Nevada Corp	21,929,315
1,634,509	Glencore PLC	6,367,955
242,600	ICL Group Ltd	1,665,515
16,900	Johnson Matthey PLC	402,733
75,800	Kaneka Corp(b)	2,091,378
1,035,500	Kingboard Holdings Ltd	3,317,350
347,200	Mitsubishi Chemical Group Corp	1,824,892
178,300	Mitsubishi Gas Chemical Co Inc	2,737,729
75,100	Mitsui Chemicals Inc	1,736,366
95,400	Nippon Soda Co Ltd	2,008,705
209,500	Nitto Denko Corp	4,045,753
164,001	Northern Star Resources Ltd	2,025,763
19,642	Novonesis Novozymes B(a)	1,410,234
1,385,700	Perseus Mining Ltd	3,147,188
86,000	Rio Tinto Ltd	6,087,965
41,825	Symrise AG	4,385,966
150,100	Tokuyama Corp	3,136,572
116,775	Wheaton Precious Metals Corp	10,501,389
58,600	Yara International ASA	2,162,497
		95,687,963
Communications — 2.38%
1,222,600	Airtel Africa PLC(c)	3,026,007
2,057,600	BT Group PLC(b)	5,477,390
337,000	M3 Inc	4,629,271
795,200	Nokia OYJ(a)	4,126,009
1,726,600	NTT Inc	1,845,926
192,200	Orange SA	2,926,866
51,600	Prosus NV	2,895,104
304,500	Telefonaktiebolaget LM Ericsson Class B	2,602,051
298,600	Television Francaise 1 SA	3,102,004
9,800	United Internet AG	273,309
1,229,200	Vodafone Group PLC	1,315,458
		32,219,395
Consumer, Cyclical — 11.70%
120,136	Amadeus IT Group SA	10,149,484
121,685	Associated British Foods PLC	3,436,451
76,000	Avolta AG	4,139,803
44,700	Bayerische Motoren Werke AG	3,980,965
204,400	Betsson AB Class B	4,327,759
16,487	Cie Financiere Richemont SA(a)	3,119,882
67,700	Cie Generale des Etablissements Michelin SCA	2,518,056
360,400	Citizen Watch Co Ltd	2,136,046
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 357,000	CK Hutchison Holdings Ltd	$ 2,198,292
95,500	Daimler Truck Holding AG	4,530,912
56,300	Daiwa House Industry Co Ltd	1,934,626
111,800	Daiwabo Holdings Co Ltd	2,009,590
175,200	Deutsche Lufthansa AG	1,487,389
364,500	Harvey Norman Holdings Ltd	1,264,615
495,900	Honda Motor Co Ltd	4,781,891
44,000	HUGO BOSS AG	2,038,832
440,100	International Consolidated Airlines Group SA	1,771,083
227,300	Isuzu Motors Ltd	2,879,423
158,700	Iveco Group NV	3,125,328
185,000	Jardine Cycle & Carriage Ltd	3,548,610
984,300	Kingfisher PLC	3,929,534
73,400	Kohnan Shoji Co Ltd	1,985,136
3,359	LVMH Moet Hennessy Louis Vuitton SE	1,758,038
112,400	Marubeni Corp	2,265,787
72,400	Mercedes-Benz Group AG	4,218,048
256,100	Mitsui & Co Ltd	5,219,312
140,500	NGK Insulators Ltd	1,763,500
181,700	Okamura Corp	2,797,837
415,400	Pets at Home Group PLC	1,494,330
603,400	Pirelli & C SpA(b)(c)	4,159,294
700,800	Qantas Airways Ltd	4,950,854
65,700	Rexel SA(a)	2,026,370
99,600	Ryanair Holdings PLC	2,825,231
130,818	Ryanair Holdings PLC Sponsored ADR	7,544,274
215,300	Sankyo Co Ltd	3,984,943
423,994	Schaeffler AG(a)(b)	2,274,121
117,500	Sojitz Corp	2,887,391
80,800	Stanley Electric Co Ltd	1,598,129
166,012	Stellantis NV	1,667,765
129,400	Subaru Corp	2,243,329
104,600	Sumitomo Corp	2,699,383
230,700	Sumitomo Forestry Co Ltd(b)	2,329,685
202,900	Super Retail Group Ltd	1,902,107
112,500	Tokmanni Group Corp(b)	1,399,012
153,500	Toyota Boshoku Corp	2,092,633
257,900	Toyota Motor Corp	4,441,809
57,500	Traton SE	1,870,317
279,300	Volvo AB Class B(b)	7,858,837
303,600	Yamaha Motor Co Ltd(b)	2,271,862
106,600	Yokohama Rubber Co Ltd(b)	2,931,115
1,030,400	Yue Yuen Industrial Holdings Ltd	1,580,723
		158,349,743
Consumer, Non-Cyclical — 19.31%
27,800	Adecco Group AG(a)	828,383
64,335	Agilent Technologies Inc	7,592,173
52,348	Alcon AG	4,642,377
52,700	Arcs Co Ltd	1,091,838
70,700	Bayer AG	2,130,006
39,273	Beiersdorf AG	4,936,551
41,100	British American Tobacco PLC	1,953,586

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 14,020	Carlsberg AS Class B	$ 1,986,401
212,700	Carrefour SA	3,000,404
158	Chocoladefabriken Lindt & Spruengli AG(b)	2,662,869
65,100	Coca-Cola HBC AG	3,399,197
32,000	Colruyt Group NV	1,384,794
294,804	Diageo PLC	7,431,754
34,141	EssilorLuxottica SA(a)	9,374,892
193,137	Experian PLC	9,956,668
73,700	Ezaki Glico Co Ltd(b)	2,357,616
42,800	Fresenius SE & Co KGaA	2,153,821
76,700	Greencore Group PLC	245,307
416,600	GSK PLC	7,940,211
2,558,549	Haleon PLC	13,146,447
177,500	Imperial Brands PLC(a)	7,010,596
1,028,800	Inghams Group Ltd	2,403,934
39,954	Intertek Group PLC	2,601,441
15,600	Ipsen SA(a)	1,858,243
634,700	J Sainsbury PLC	2,524,269
365,821	Kenvue Inc	7,656,634
192,800	Koninklijke Ahold Delhaize NV(a)	8,052,595
13,300	Kose Corp(b)	522,009
52,500	Lion Corp(b)	542,824
103,300	Megmilk Snow Brand Co Ltd	1,957,142
288,200	Metcash Ltd	741,806
1,421,600	Mitie Group PLC	2,755,567
87,100	Mowi ASA(a)	1,682,199
80,400	Nippon Shinyaku Co Ltd	1,754,587
150,900	Novartis AG(a)	18,315,806
219,300	Olympus Corp	2,604,916
218,400	Ono Pharmaceutical Co Ltd	2,366,970
62,880	Pernod Ricard SA	6,272,383
87,496	Reckitt Benckiser Group PLC(a)	5,959,620
56,309	Roche Holding AG(a)	18,380,377
299,200	Rohto Pharmaceutical Co Ltd	4,240,371
190,819	Sandoz Group AG	10,457,526
63,800	Sanofi SA	6,176,733
159,100	Santen Pharmaceutical Co Ltd	1,825,742
124,000	Scandinavian Tobacco Group A/S(c)	1,645,722
172,700	Securitas AB Class B(a)(b)	2,585,722
181,600	Shionogi & Co Ltd	3,269,214
435,076	Smith & Nephew PLC	6,659,847
27,900	Societe BIC SA	1,737,555
1,981,700	Sonae SGPS SA	2,819,895
1,143,600	Tesco PLC	6,303,675
132,842	Teva Pharmaceutical Industries Ltd(a)(b)	2,234,957
130,800	Toyo Suisan Kaisha Ltd	8,693,899
1,268,000	United Laboratories International Holdings Ltd	2,431,016
12,260	Waters Corp(a)	4,279,230
5,235,500	WH Group Ltd(c)	5,045,934
40,624	Wolters Kluwer NV	6,793,901
		261,380,152
Shares		Fair Value
Energy — 5.22%
$ 226,147	Aker BP ASA	$ 5,779,052
445,100	BP PLC	2,217,311
163,700	Eni SpA	2,644,437
135,000	Equinor ASA	3,409,297
180,048	Galp Energia SGPS SA	3,295,941
692,100	New Hope Corp Ltd	1,685,411
32,000	OMV AG	1,740,202
229,045	Petroleo Brasileiro SA Sponsored ADR	2,643,179
318,500	Repsol SA(b)	4,658,521
74,500	Rubis SCA(b)	2,408,851
296,100	Shell PLC	10,328,743
410,280	TotalEnergies SE(a)(b)	25,077,478
312,399	Woodside Energy Group Ltd(b)	4,825,601
		70,714,024
Financial — 27.20%
65,100	3i Group PLC	3,683,248
168,200	ABN AMRO Bank NV(c)	4,592,874
457,600	Aegon Ltd	3,316,106
3,260	AerCap Holdings NV	381,420
2,084,081	AIB Group PLC(a)	17,199,662
7,305	Allianz SE	2,964,623
41,800	ASR Nederland NV	2,777,433
265,900	Aviva PLC	2,259,874
140,600	AXA SA	6,904,189
281,800	Banco Bilbao Vizcaya Argentaria SA	4,339,245
799,200	Banco Santander SA	6,618,097
264,500	Bank Leumi Le-Israel BM	4,921,168
967,362	Bank of Ireland Group PLC	13,785,070
878,600	Barclays PLC	4,059,195
40,500	BAWAG Group AG(c)	5,179,211
68,200	BNP Paribas SA	6,117,674
372,502	BPER Banca SpA(b)	3,380,942
1,997,908	CaixaBank SA	17,311,544
589,600	Chiba Bank Ltd	5,448,923
133,900	Commerzbank AG	4,219,606
186,800	Credit Agricole SA(b)	3,533,946
370,580	Dai-ichi Life Holdings Inc	2,817,374
134,900	Danske Bank A/S(a)	5,509,831
74,970	DBS Group Holdings Ltd	2,646,597
316,400	Deutsche Bank AG	9,379,842
51,546	Deutsche Boerse AG	16,839,588
105,200	DNB Bank ASA	2,909,262
91,800	EFG International AG	1,701,376
82,400	Eurocommercial Properties NV REIT	2,605,900
63,801	Euronext NV(c)	10,931,823
299,500	Gunma Bank Ltd	2,513,936
898,600	Helia Group Ltd	3,331,274
218,198	Hiscox Ltd	3,763,215
196,800	ING Groep NV	4,313,414
237,900	Japan Post Holdings Co Ltd	2,203,482
92,610	Julius Baer Group Ltd(a)	6,282,185
12,344,722	Lloyds Banking Group PLC	12,977,276

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 69,120	London Stock Exchange Group PLC(a)	$ 10,103,825
413,500	Mebuki Financial Group Inc	2,157,739
116,300	Mediobanca Banca di Credito Finanziario SpA(a)(b)	2,706,420
301,900	Mitsubishi HC Capital Inc	2,222,807
137,200	Mizuho Financial Group Inc	3,808,662
9,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,103,762
390,780	National Bank of Greece SA	4,982,752
3,938,160	NatWest Group PLC	27,646,616
77,200	NN Group NV	5,136,834
392,400	Nomura Holdings Inc	2,585,799
179,900	Nordea Bank Abp	2,669,312
131,700	ORIX Corp	2,972,031
48,426	Plus500 Ltd	2,258,391
385,700	QBE Insurance Group Ltd	5,939,445
1,706,800	Resona Holdings Inc	15,763,700
13,121	Samsung Fire & Marine Insurance Co Ltd	4,207,084
99,100	Societe Generale SA	5,668,954
83,100	Sumitomo Mitsui Financial Group Inc	2,092,538
164,000	Swedbank AB Class A	4,343,758
48,400	Swiss Re AG(a)	8,372,576
38,100	Sydbank AS	2,826,007
519,089	UBS Group AG(a)	17,623,990
91,000	United Overseas Bank Ltd	2,575,638
21,600	Vontobel Holding AG	1,745,773
26,346	Willis Towers Watson PLC(a)	8,075,049
		368,309,887
Industrial — 15.53%
217,000	Amada Co Ltd	2,368,121
30,400	ANDRITZ AG(a)	2,264,131
247,092	Assa Abloy AB Class B	7,724,997
54,300	Bekaert SA	2,246,529
23,200	Bilfinger SE	2,233,180
88,500	Bouygues SA	4,002,399
162,500	Brother Industries Ltd	2,803,189
111,523	Cie de Saint-Gobain SA(a)	13,101,229
93,196	CRH PLC(a)	8,555,393
39,080	D/S Norden A/S	1,240,419
54,100	Deutsche Post AG	2,505,912
25,700	Dfds A/S(a)	455,776
140,445	Epiroc AB Class A	3,056,063
915,400	Firstgroup PLC	2,895,022
34,042	GEA Group AG	2,386,354
13,000	Heidelberg Materials AG	3,061,467
33,079	Hirose Electric Co Ltd	3,992,569
111,300	Hosiden Corp	1,706,776
356,271	IMI PLC	10,241,929
38,300	Kalmar OYJ Class B	1,629,245
97,100	Kamigumi Co Ltd	2,698,237
48,304	Knorr-Bremse AG	4,685,355
99,400	Komatsu Ltd	3,279,558
Shares		Fair Value
Industrial — (continued)
$ 38,400	Koninklijke Heijmans N.V	$ 2,487,347
13,800	Krones AG	2,278,011
143,938	Legrand SA	19,291,855
36,400	Leonardo SpA(a)	2,053,944
82,400	Logista Integral SA	2,698,361
119,700	Macnica Holdings Inc	1,605,908
606,300	Mitsubishi Electric Corp	13,040,891
87,900	Nippon Yusen KK	3,162,199
227,900	QinetiQ Group PLC	1,611,001
266,700	Rengo Co Ltd	1,445,502
40,000	ROCKWOOL A/S Class B	1,874,892
32,200	Sankyu Inc(b)	1,727,156
11,411	Schindler Holding AG(a)	4,249,116
71,019	Schneider Electric SE	19,067,584
29,600	SCREEN Holdings Co Ltd	2,406,818
281,100	Shimadzu Corp	6,949,636
92,300	Signify NV(c)	2,506,182
12,458	Sika AG	3,389,622
136,100	SKF AB Class B	3,126,258
29,548	Spirax Group PLC	2,414,170
82,200	Sumitomo Heavy Industries Ltd(b)	1,685,155
218,543	Svenska Cellulosa AB SCA Class B(b)	2,841,663
97,600	Taisei Corp(a)	5,684,277
41,500	Takeuchi Manufacturing Co Ltd	1,346,742
192,780	Tenaris SA	3,613,611
46,900	TKH Group NV	2,148,816
105,300	Toyo Seikan Group Holdings Ltd	2,061,269
205,600	Tsubakimoto Chain Co	2,559,894
48,100	Wienerberger AG	1,797,599
		210,259,329
Technology — 7.42%
5,609	ASML Holding NV	4,494,711
13,175	Cadence Design Systems Inc(a)	4,059,876
77,200	Canon Inc(b)	2,239,088
43,496	Capgemini SE	7,448,120
75,200	Computacenter PLC	2,476,504
212,254	Dassault Systemes SE	7,692,453
153,100	Ferrotec Corp(b)	3,229,890
86,400	Indra Sistemas SA(b)	3,748,592
18,267	Nice Ltd Sponsored ADR(a)	3,085,479
107,971	Nomura Research Institute Ltd	4,318,561
2,174,000	PAX Global Technology Ltd	1,675,514
245,838	Samsung Electronics Co Ltd	10,871,351
50,590	SAP SE	15,469,428
151,900	Seiko Epson Corp	1,996,367
6,100	Sopra Steria Group	1,487,272
66,200	STMicroelectronics NV(a)	2,029,830
98,501	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	22,309,492

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 161,000	TeamViewer SE(a)	$ 1,816,954
		100,449,482
Utilities — 1.38%
1,171,400	A2A SpA	3,155,196
470,100	AGL Energy Ltd	3,014,491
421,000	Drax Group PLC	4,009,576
131,300	Endesa SA(b)	4,158,950
182,800	Engie SA	4,296,325
		18,634,538
TOTAL COMMON STOCK — 97.21% (Cost $1,027,852,919)		$1,316,004,513
PREFERRED STOCK
Consumer, Cyclical — 0.22%
28,400	Volkswagen AG	3,002,271
TOTAL PREFERRED STOCK — 0.22% (Cost $5,694,810)		$3,002,271
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
46,382,076	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.25%(e)	$ 46,382,076
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.43% (Cost $46,382,076)		$46,382,076
TOTAL INVESTMENTS — 100.86% (Cost $1,079,929,805)		$1,365,388,860
OTHER ASSETS & LIABILITIES, NET — (0.86)%		$(11,628,501)
TOTAL NET ASSETS — 100.00%		$1,353,760,359

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $37,087,047, representing 2.74% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Summary of Investments by Country as of June 30, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$227,431,941	16.66%
United Kingdom	191,680,167	14.04
France	166,849,875	12.22
Switzerland	117,708,645	8.62
Germany	111,226,590	8.15
United States	78,525,382	5.75
Netherlands	64,720,805	4.74
Spain	53,682,793	3.93
Ireland	51,937,633	3.80
Australia	44,253,076	3.24
Canada	41,328,722	3.03
Sweden	39,798,334	2.92
Taiwan	22,309,492	1.63
Italy	21,225,562	1.55
Denmark	16,949,282	1.24
Hong Kong	16,248,829	1.19
Norway	15,942,307	1.17
South Korea	15,078,435	1.10
Israel	14,165,510	1.04
Austria	10,981,142	0.80
Finland	9,823,578	0.72
Singapore	8,770,845	0.64
Portugal	6,115,836	0.45
Greece	4,982,752	0.37
Bermuda	3,763,215	0.28
Belgium	3,631,322	0.27
Luxembourg	3,613,611	0.26
Brazil	2,643,179	0.19
Total	$1,365,388,860	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,492,437,950	$585,869,120	$2,913,555,180
Cash	15,904,123	9,730,292	44,752,238
Cash denominated in foreign currencies, fair value(c)	936,376	-	3,760,229
Cash pledged on futures contracts	-	-	5,742,140
Dividends receivable	4,865,290	2,282,392	12,077,480
Subscriptions receivable	1,541,505	851,882	3,509,911
Receivable for investments sold	1,135,821	13	-
Unrealized appreciation on forward foreign currency contracts	-	-	316
Total Assets	1,516,821,065	598,733,699	2,983,397,494
LIABILITIES:
Payable for director fees	21,666	21,666	21,665
Payable for investments purchased	2,061,635	21,451	-
Payable for other accrued fees	389,575	108,244	308,523
Payable for shareholder services fees	300,384	6,044	609,387
Payable to investment adviser	1,055,101	385,911	491,272
Payable to custodian	-	262,536	-
Payable upon return of securities loaned	11,163,435	11,145,921	75,519,985
Redemptions payable	1,328,844	161,430	3,787,691
Unrealized depreciation on forward foreign currency contracts	-	-	649,970
Variation margin on futures contracts	-	-	80,790
Total Liabilities	16,320,640	12,113,203	81,469,283
NET ASSETS	$1,500,500,425	$586,620,496	$2,901,928,211
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,286,848	$5,700,177	$20,511,920
Paid-in capital in excess of par	1,300,025,355	464,299,170	2,207,731,039
Undistributed/accumulated earnings	186,188,222	116,621,149	673,685,252
NET ASSETS	$1,500,500,425	$586,620,496	$2,901,928,211
NET ASSETS BY CLASS
Investor Class	$1,039,690,136	$20,603,247	$2,093,849,952
Institutional Class	$460,810,289	$566,017,249	$808,078,259
CAPITAL STOCK:
Authorized
Investor Class	235,000,000	20,000,000	385,000,000
Institutional Class	230,000,000	250,000,000	350,000,000
Issued and Outstanding
Investor Class	99,576,282	1,438,142	140,126,394
Institutional Class	43,292,202	55,563,623	64,992,804
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.44	$14.33	$14.94
Institutional Class	$10.64	$10.19	$12.43
(a) Cost of investments	$1,205,051,685	$501,718,171	$2,293,719,591
(b) Including fair value of securities on loan	$10,699,055	$10,818,043	$71,312,143
(c) Cost of cash denominated in foreign currencies	$1,065,805	$-	$3,704,517
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Empower International Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,365,388,860
Cash	15,533,468
Cash denominated in foreign currencies, fair value(c)	10,418,163
Dividends receivable	7,831,216
Subscriptions receivable	1,847,926
Receivable for investments sold	2,095,195
Total Assets	1,403,114,828
LIABILITIES:
Payable for director fees	21,666
Payable for investments purchased	807,330
Payable for other accrued fees	200,652
Payable for shareholder services fees	66,917
Payable to investment adviser	761,275
Payable upon return of securities loaned	46,382,076
Redemptions payable	1,114,553
Total Liabilities	49,354,469
NET ASSETS	$1,353,760,359
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,763,247
Paid-in capital in excess of par	971,864,873
Undistributed/accumulated earnings	369,132,239
NET ASSETS	$1,353,760,359
NET ASSETS BY CLASS
Investor Class	$227,352,754
Institutional Class	$1,126,407,605
CAPITAL STOCK:
Authorized
Investor Class	350,000,000
Institutional Class	560,000,000
Issued and Outstanding
Investor Class	15,262,743
Institutional Class	112,369,728
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.90
Institutional Class	$10.02
(a) Cost of investments	$1,079,929,805
(b) Including fair value of securities on loan	$42,920,506
(c) Cost of cash denominated in foreign currencies	$10,231,525
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
INVESTMENT INCOME:
Interest	$91,907	$45,650	$1,271,074
Income from securities lending (net of fees)	48,064	14,670	174,772
Dividends	21,218,104	5,940,546	56,414,924
Foreign withholding tax	(2,367,316)	(762,951)	(7,867,035)
Total Income	18,990,759	5,237,915	49,993,735
EXPENSES:
Management fees	6,287,641	2,247,028	2,725,287
Shareholder services fees – Investor Class	1,613,797	32,989	3,274,603
Audit and tax fees	52,033	29,571	36,101
Custodian fees	291,691	60,633	192,662
Directors fees	21,968	21,968	21,968
Legal fees	6,196	6,196	6,196
Pricing fees	17,887	1,370	18,520
Registration fees	60,988	22,114	135,796
Shareholder report fees	61,870	1,163	51,913
Transfer agent fees	4,995	5,103	5,828
Other fees	20,588	19,227	21,028
Total Expenses	8,439,654	2,447,362	6,489,902
Less amount waived by investment adviser	578,445	88,465	-
Net Expenses	7,861,209	2,358,897	6,489,902
NET INVESTMENT INCOME	11,129,550	2,879,018	43,503,833
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	28,029,369	27,307,270	33,440,874
Net realized gain on futures contracts	-	-	9,857,675
Net realized gain (loss) on foreign currency transactions	(7,320,824)	6,280,834	(5,724,487)
Net realized loss on forward foreign currency contracts	-	-	(240,399)
Net Realized Gain	20,708,545	33,588,104	37,333,663
Net change in unrealized appreciation on investments	171,173,726	22,791,098	408,819,045
Net change in unrealized appreciation on futures contracts	-	-	2,793,391
Net change in unrealized appreciation (depreciation) on foreign currency translations	(139,555)	32,561	156,148
Net change in unrealized depreciation on forward foreign currency contracts	-	-	(1,091,122)
Net Change in Unrealized Appreciation	171,034,171	22,823,659	410,677,462
Net Realized and Unrealized Gain	191,742,716	56,411,763	448,011,125
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,872,266	$59,290,781	$491,514,958
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Empower International Value Fund
INVESTMENT INCOME:
Interest	$536,623
Income from securities lending (net of fees)	115,493
Dividends	32,933,172
Foreign withholding tax	(4,349,457)
Total Income	29,235,831
EXPENSES:
Management fees	4,308,830
Shareholder services fees – Investor Class	377,994
Audit and tax fees	32,845
Custodian fees	141,932
Directors fees	21,969
Legal fees	6,196
Pricing fees	6,632
Registration fees	34,925
Shareholder report fees	17,467
Transfer agent fees	9,828
Other fees	21,293
Total Expenses	4,979,911
Less amount waived by investment adviser	25,469
Net Expenses	4,954,442
NET INVESTMENT INCOME	24,281,389
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	73,662,597
Net realized (loss) on foreign currency transactions	(4,569,515)
Net Realized Gain	69,093,082
Net change in unrealized appreciation on investments	183,278,748
Net change in unrealized appreciation on foreign currency translations	143,410
Net Change in Unrealized Appreciation	183,422,158
Net Realized and Unrealized Gain	252,515,240
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,796,629
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Emerging Markets Equity Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$11,129,550	$11,966,039
Net realized gain	20,708,545	13,922,560
Net change in unrealized appreciation	171,034,171	71,967,758
Net Increase in Net Assets Resulting from Operations	202,872,266	97,856,357
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(11,517,256)
Institutional Class	-	(7,712,407)
From Net Investment Income and Net Realized Gains	0	(19,229,663)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	138,857,018	503,822,442
Institutional Class	57,588,475	110,541,739
Shares issued in reinvestment of distributions
Investor Class	-	11,517,256
Institutional Class	-	7,712,407
Shares redeemed
Investor Class	(103,871,866)	(133,374,128)
Institutional Class	(122,435,176)	(119,062,064)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(29,861,549)	381,157,652
Total Increase in Net Assets	173,010,717	459,784,346
NET ASSETS:
Beginning of Period	1,327,489,708	867,705,362
End of Period	$1,500,500,425	$1,327,489,708
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,792,603	56,384,689
Institutional Class	5,991,716	12,004,558
Shares issued in reinvestment of distributions
Investor Class	-	1,265,883
Institutional Class	-	834,718
Shares redeemed
Investor Class	(10,975,241)	(14,740,183)
Institutional Class	(12,519,563)	(13,064,877)
Net Increase (Decrease)	(2,710,485)	42,684,788
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower International Growth Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$2,879,018	$2,277,962
Net realized gain	33,588,104	23,035,920
Net change in unrealized appreciation (depreciation)	22,823,659	(5,058,351)
Net Increase in Net Assets Resulting from Operations	59,290,781	20,255,531
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(542,006)
Institutional Class	-	(22,802,984)
From Net Investment Income and Net Realized Gains	0	(23,344,990)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,993,228	7,812,066
Institutional Class	63,011,720	135,615,792
Shares issued in reinvestment of distributions
Investor Class	-	542,006
Institutional Class	-	22,802,984
Shares redeemed
Investor Class	(5,058,092)	(9,232,599)
Institutional Class	(75,090,180)	(94,534,592)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,143,324)	63,005,657
Total Increase in Net Assets	46,147,457	59,916,198
NET ASSETS:
Beginning of Period	540,473,039	480,556,841
End of Period	$586,620,496	$540,473,039
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	299,257	580,679
Institutional Class	6,521,761	14,022,555
Shares issued in reinvestment of distributions
Investor Class	-	41,246
Institutional Class	-	2,448,223
Shares redeemed
Investor Class	(379,638)	(694,534)
Institutional Class	(7,789,469)	(9,787,162)
Net Increase (Decrease)	(1,348,089)	6,611,007
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower International Index Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$43,503,833	$47,286,720
Net realized gain (loss)	37,333,663	(2,288,660)
Net change in unrealized appreciation (depreciation)	410,677,462	(2,811,034)
Net Increase in Net Assets Resulting from Operations	491,514,958	42,187,026
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(35,982,950)
Institutional Class	-	(22,439,533)
From Net Investment Income and Net Realized Gains	0	(58,422,483)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	288,979,391	850,098,971
Institutional Class	80,405,304	185,653,046
Shares issued in reinvestment of distributions
Investor Class	-	35,982,950
Institutional Class	-	22,439,533
Shares redeemed
Investor Class	(225,471,618)	(311,061,387)
Institutional Class	(176,826,067)	(112,855,302)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,912,990)	670,257,811
Total Increase in Net Assets	458,601,968	654,022,354
NET ASSETS:
Beginning of Period	2,443,326,243	1,789,303,889
End of Period	$2,901,928,211	$2,443,326,243
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	21,350,063	65,382,773
Institutional Class	7,057,713	17,182,524
Shares issued in reinvestment of distributions
Investor Class	-	2,851,816
Institutional Class	-	2,140,438
Shares redeemed
Investor Class	(16,585,328)	(23,938,787)
Institutional Class	(15,515,215)	(10,373,219)
Net Increase (Decrease)	(3,692,767)	53,245,545
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower International Value Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$24,281,389	$28,735,277
Net realized gain	69,093,082	62,636,678
Net change in unrealized appreciation (depreciation)	183,422,158	(18,240,660)
Net Increase in Net Assets Resulting from Operations	276,796,629	73,131,295
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(10,239,517)
Institutional Class	-	(80,691,167)
From Net Investment Income and Net Realized Gains	0	(90,930,684)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	25,191,713	68,313,432
Institutional Class	122,736,924	275,679,666
Shares issued in reinvestment of distributions
Investor Class	-	10,239,517
Institutional Class	-	80,691,167
Shares redeemed
Investor Class	(58,092,411)	(163,467,758)
Institutional Class	(278,637,221)	(245,413,949)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(188,800,995)	26,042,075
Total Increase in Net Assets	87,995,634	8,242,686
NET ASSETS:
Beginning of Period	1,265,764,725	1,257,522,039
End of Period	$1,353,760,359	$1,265,764,725
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,861,139	5,381,926
Institutional Class	13,548,667	31,217,135
Shares issued in reinvestment of distributions
Investor Class	-	838,778
Institutional Class	-	9,857,529
Shares redeemed
Investor Class	(4,340,473)	(12,872,422)
Institutional Class	(30,563,473)	(27,676,640)
Net Increase (Decrease)	(19,494,140)	6,746,306
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$9.06	0.07	1.31	1.38	—	—	—	—	$10.44	15.23% (d)
12/31/2024	$8.36	0.09	0.73	0.82	—	(0.12)	—	(0.12)	$9.06	9.85%
12/31/2023	$7.78	0.08	0.67	0.75	—	(0.17)	—	(0.17)	$8.36	9.67%
12/31/2022	$10.18	0.17	(2.44)	(2.27)	—	(0.11)	(0.02)	(0.13)	$7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
Institutional Class
06/30/2025 (Unaudited)	$9.22	0.09	1.33	1.42	—	—	—	—	$10.64	15.40% (d)
12/31/2024	$8.51	0.11	0.76	0.87	—	(0.16)	—	(0.16)	$9.22	10.23%
12/31/2023	$7.86	0.13	0.66	0.79	—	(0.14)	—	(0.14)	$8.51	10.12%
12/31/2022	$10.26	0.21	(2.47)	(2.26)	—	(0.12)	(0.02)	(0.14)	$7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$1,039,690	1.35% (f)	1.26% (f)	1.53% (f)	35% (d)
12/31/2024	$867,933	1.36%	1.26%	0.93%	47%
12/31/2023	$441,800	1.40%	1.25%	0.97%	93%
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$51,824	1.49%	1.23%	1.59%	78%
Institutional Class
06/30/2025 (Unaudited)	$460,810	0.99% (f)	0.91% (f)	1.81% (f)	35% (d)
12/31/2024	$459,556	1.00%	0.91%	1.23%	47%
12/31/2023	$425,905	1.04%	0.90%	1.55%	93%
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$12.91	0.05	1.37	1.42	—	—	—	$14.33	11.00% (d)
12/31/2024	$12.75	0.01	0.51	0.52	(0.15)	(0.21)	(0.36)	$12.91	4.05%
12/31/2023	$10.94	0.04	1.77	1.81	—	—	—	$12.75	16.54%
12/31/2022	$15.92	(0.00) (e)(f)	(4.84)	(4.84)	—	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04) (f)	1.02	0.98	(0.02)	(1.11)	(1.13)	$15.92	6.04%
12/31/2020	$12.63	(0.02) (f)	3.60	3.58	—	(0.14)	(0.14)	$16.07	28.35%
Institutional Class
06/30/2025 (Unaudited)	$9.17	0.05	0.97	1.02	—	—	—	$10.19	11.12% (d)
12/31/2024	$9.18	0.04	0.37	0.41	(0.21)	(0.21)	(0.42)	$9.17	4.45%
12/31/2023	$7.91	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.18	16.93%
12/31/2022	$11.53	0.03	(3.51)	(3.48)	—	(0.14)	(0.14)	$7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	(0.07)	(1.11)	(1.18)	$11.53	6.45%
12/31/2020	$9.38	0.02	2.69	2.71	(0.02)	(0.14)	(0.16)	$11.93	28.88%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$20,603	1.40% (h)	1.20% (h)(i)	0.74% (h)	68% (d)
12/31/2024	$19,606	1.37%	1.20%	0.10%	42%
12/31/2023	$20,290	1.36%	1.20%	0.30%	63%
12/31/2022	$20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$31,403	1.28%	1.20%	(0.23%)	34%
12/31/2020	$42,126	1.28%	1.20%	(0.19%)	27%
Institutional Class
06/30/2025 (Unaudited)	$566,017	0.87% (h)	0.85% (h)(j)	1.06% (h)	68% (d)
12/31/2024	$520,867	0.87%	0.85%	0.46%	42%
12/31/2023	$460,267	0.88%	0.85%	0.65%	63%
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
12/31/2020	$437,865	0.86%	0.85%	0.17%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Investor Class net of expenses reimbursed and/or waived ratio is 1.195%. See Notes to Financial Statements (Note 4).
(j)	Institutional Class net of expenses reimbursed and/or waived ratio is 0.845%. See Notes to Financial Statements (Note 4).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$12.44	0.22	2.28	2.50	—	—	—	$14.94	20.10% (d)
12/31/2024	$12.35	0.27	0.09	0.36	(0.26)	(0.01)	(0.27)	$12.44	2.92%
12/31/2023	$10.96	0.28	1.65	1.93	(0.28)	(0.26)	(0.54)	$12.35	17.52%
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
Institutional Class
06/30/2025 (Unaudited)	$10.33	0.20	1.90	2.10	—	—	—	$12.43	20.33% (d)
12/31/2024	$10.31	0.27	0.06	0.33	(0.30)	(0.01)	(0.31)	$10.33	3.23%
12/31/2023	$9.22	0.27	1.40	1.67	(0.32)	(0.26)	(0.58)	$10.31	17.96%
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$2,093,850	0.60% (f)	0.60% (f)	3.21% (f)	5% (d)
12/31/2024	$1,684,231	0.61%	0.61%	2.05%	4%
12/31/2023	$1,124,570	0.62%	0.62%	2.35%	19%
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
Institutional Class
06/30/2025 (Unaudited)	$808,078	0.24% (f)	0.24% (f)	3.48% (f)	5% (d)
12/31/2024	$759,095	0.25%	0.25%	2.50%	4%
12/31/2023	$664,734	0.26%	0.26%	2.67%	19%
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$12.09	0.23	2.58	2.81	—	—	—	$14.90	23.24% (d)
12/31/2024	$12.03	0.26	0.40	0.66	(0.21)	(0.39)	(0.60)	$12.09	5.46%
12/31/2023	$10.53	0.27	1.62	1.89	(0.17)	(0.22)	(0.39)	$12.03	18.03%
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
Institutional Class
06/30/2025 (Unaudited)	$8.12	0.17	1.73	1.90	—	—	—	$10.02	23.25% (d)
12/31/2024	$8.31	0.21	0.28	0.49	(0.29)	(0.39)	(0.68)	$8.12	5.93%
12/31/2023	$7.49	0.21	1.17	1.38	(0.34)	(0.22)	(0.56)	$8.31	18.44%
12/31/2022	$9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$7.49	(14.90%)
12/31/2021	$8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$9.19	11.26%
12/31/2020	$8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$8.81	10.21%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$227,353	1.09% (f)	1.07% (f)	3.52% (f)	13% (d)
12/31/2024	$214,547	1.08%	1.07%	2.06%	25%
12/31/2023	$293,534	1.07%	1.07%	2.38%	18%
12/31/2022	$579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$220,602	1.07%	1.07%	1.27%	20%
Institutional Class
06/30/2025 (Unaudited)	$1,126,408	0.71% (f)	0.71% (f)	3.82% (f)	13% (d)
12/31/2024	$1,051,217	0.71%	0.71%	2.36%	25%
12/31/2023	$963,988	0.71%	0.71%	2.54%	18%
12/31/2022	$835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$906,166	0.70%	0.70%	1.66%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Emerging Markets Equity Fund - seeks long-term capital appreciation
Empower International Growth Fund - seeks long-term growth of capital
Empower International Index Fund - seeks investment results that track the total return of the common stocks that comprise the MSCI EAFE Index
Empower International Value Fund - seeks long-term capital growth
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2025

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates

Semi-Annual Report - June 30, 2025

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$11,971,272	$44,743,709	$—	$56,714,981
Communications	33,685,969	228,820,964	—	262,506,933
Consumer, Cyclical	26,008,689	115,418,694	—	141,427,383
Consumer, Non-cyclical	15,402,963	116,149,466	—	131,552,429
Diversified	—	1,295,700	—	1,295,700
Energy	9,265,633	32,598,916	—	41,864,549
Financial	43,059,455	328,364,109	—	371,423,564
Industrial	2,245,221	105,458,579	—	107,703,800
Technology	1,245,341	324,534,416	—	325,779,757
Utilities	4,249,816	22,755,651	—	27,005,467
	147,134,359	1,320,140,204	—	1,467,274,563
Preferred Stock	—	11,203,057	—	11,203,057
Exchange Traded Funds	2,796,895	—	—	2,796,895
Government Money Market Mutual Funds	11,163,435	—	—	11,163,435
Total Assets	$161,094,689	$1,331,343,261	$—	$1,492,437,950
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$17,041,427	$—	$17,041,427
Communications	2,704,873	27,990,917	—	30,695,790
Consumer, Cyclical	27,248,266	76,751,652	—	103,999,918
Consumer, Non-cyclical	—	111,025,954	—	111,025,954
Financial	16,847,708	90,354,220	—	107,201,928
Industrial	—	115,042,264	—	115,042,264
Technology	29,786,006	55,263,910	—	85,049,916
Utilities	—	4,666,002	—	4,666,002
	76,586,853	498,136,346	—	574,723,199
Government Money Market Mutual Funds	11,145,921	—	—	11,145,921
Total Assets	$87,732,774	$498,136,346	$—	$585,869,120

Semi-Annual Report - June 30, 2025

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,912,824	$132,286,642	$—	$134,199,466
Communications	29,770,270	120,595,342	—	150,365,612
Consumer, Cyclical	—	358,079,225	—	358,079,225
Consumer, Non-cyclical	10,001,612	600,392,810	493	610,394,915
Diversified	1,006,140	—	—	1,006,140
Energy	—	93,248,980	—	93,248,980
Financial	5,802,025	714,748,577	—	720,550,602
Industrial	4,510,684	450,510,535	—	455,021,219
Technology	7,865,077	196,352,678	—	204,217,755
Utilities	2,171,561	92,727,473	—	94,899,034
	63,040,193	2,758,942,262	493	2,821,982,948
Preferred Stock
Consumer, Cyclical	—	3,927,332	—	3,927,332
Consumer, Non-cyclical	2,036,106	—	—	2,036,106
	2,036,106	3,927,332	—	5,963,438
Rights	—	242,530	20,588	263,118
Government Money Market Mutual Funds	75,519,985	—	—	75,519,985
Short Term Investments	—	9,825,691	—	9,825,691
Total investments, at fair value:	140,596,284	2,772,937,815	21,081	2,913,555,180
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	316	—	316
Futures Contracts(a)	1,555,720	—	—	1,555,720
Total Assets	$142,152,004	$2,772,938,131	$21,081	$2,915,111,216
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(649,970)	—	(649,970)
Total Liabilities	$—	$(649,970)	$—	$(649,970)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2025

Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$41,328,722	$54,359,241	$—	$95,687,963
Communications	—	32,219,395	—	32,219,395
Consumer, Cyclical	7,544,274	150,805,469	—	158,349,743
Consumer, Non-cyclical	27,235,616	234,144,536	—	261,380,152
Energy	2,643,179	68,070,845	—	70,714,024
Financial	8,456,469	359,853,418	—	368,309,887
Industrial	14,148,776	196,110,553	—	210,259,329
Technology	31,130,361	69,319,121	—	100,449,482
Utilities	4,158,950	14,475,588	—	18,634,538
	136,646,347	1,179,358,166	—	1,316,004,513
Preferred Stock	—	3,002,271	—	3,002,271
Government Money Market Mutual Funds	46,382,076	—	—	46,382,076
Total Assets	$183,028,423	$1,182,360,437	$—	$1,365,388,860
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2025

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Emerging Markets Equity Fund	$1,240,094,998	$332,238,811	$(79,895,859)	$252,342,952
Empower International Growth Fund	508,199,034	92,427,918	(14,757,832)	77,670,086
Empower International Index Fund	2,320,888,508	777,891,416	(184,318,678)	593,572,738
Empower International Value Fund	1,094,759,753	345,309,058	(74,679,951)	270,629,107
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.

Semi-Annual Report - June 30, 2025

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower International Index Fund
Futures Contracts:
Average long contracts	616
Average notional long	$76,036,771
Forward Currency Exchange Contracts:
Average notional amount	$13,045,753
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2025 is as follows:
Empower International Index Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,555,720(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$316	Unrealized depreciation on forward foreign currency contracts	$(649,970)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2025 is as follows:

Semi-Annual Report - June 30, 2025

Empower Emerging Markets Equity Fund
	Net Realized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$3,065
Empower International Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$9,857,675	Net change in unrealized appreciation on futures contracts	$2,793,391
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(240,399)	Net change in unrealized depreciation on forward foreign currency contracts	$(1,091,122)
Concentration Risk
Each Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Empower International Index Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement as of June 30, 2025.
Empower International Index Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Market	$298	$(298)	$—	$—	$ —
Mellon Capital	18	(18)	—	—	—
	$316	$(316)	$—	$—	$—
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(11,381)	$298	$—	$—	$(11,083)
Mellon Capital	(638,589)	18	—	—	(638,571)
	$(649,970)	$316	$—	$—	$(649,654)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2025

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Emerging Markets Equity Fund	0.93% up to $1 billion dollars
0.88% over $1 billion dollars
0.83% over $2 billion dollars
Empower International Growth Fund	0.82% up to $1 billion dollars
0.77% over $1 billion dollars
0.72% over $2 billion dollars
Empower International Index Fund	0.25% up to $1 billion dollars
0.20% over $1 billion dollars
0.15% over $2 billion dollars
Empower International Value Fund	0.67%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Emerging Markets Equity Fund	0.91%
Empower International Growth Fund(a)	0.845%
Empower International Index Fund	0.32%
Empower International Value Fund	0.72%

(a) Prior to May 1, 2025, the expense limit for the Empower International Growth Fund was 0.85%.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower Emerging Markets Equity Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$1,124,036	$927,371	$1,091,742	$578,445	$0

Semi-Annual Report - June 30, 2025

Empower International Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$149,953	$141,113	$144,223	$88,465	$0
Empower International Index Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$0	$0	$0	$0	$0
Empower International Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$63,952	$0	$20,227	$25,469	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower Emerging Markets Equity Fund - Lazard Asset Management LLC and Goldman Sachs Asset Management, L.P.
Empower International Growth Fund - Lazard Asset Management LLC and J.P. Morgan Investment Management, Inc. Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Empower International Index Fund - Irish Life Investment Managers Limited is an affiliate of ECM and Empower of America and receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower International Value Fund - LSV Asset Management and Massachusetts Financial Services Company.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Emerging Markets Equity Fund	$483,789,197	$497,366,719
Empower International Growth Fund	369,847,193	365,388,757
Empower International Index Fund	188,482,340	137,904,889
Empower International Value Fund	164,367,213	318,497,807
For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2025

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of June 30, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Emerging Markets Equity Fund	$10,699,055	$11,163,435
Empower International Growth Fund	10,818,043	11,145,921
Empower International Index Fund	71,312,143	75,519,985
Empower International Value Fund	42,920,506	46,382,076

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2025 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Emerging Markets Equity Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: International Equity Fund (the “Fund”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among Empower Funds, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, Lazard and LSV. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security. Franklin Templeton Institutional LLC (“Franklin”) managed a portion of the Fund’s assets through April 30, 2025; pursuant to the Sub-Advisory Agreement between Empower Funds, ECM and Lazard, with respect to the Fund, effective April 30, 2025, Lazard replaced Franklin as the party responsible for managing the portion of the Fund’s assets not allocated to ILIM and LSV.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against the MSCI EAFE Index, its benchmark index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2024 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2024 with respect to the Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one- and three-year periods ended December 31, 2024 were in the fifth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with a specific performance universe ranking in the 57th percentile for the three-year period ended December 31, 2024. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, third and third quintiles, respectively, of its performance universe, with returns above the performance universe median for the three-year period ended December 31, 2024 and a specific performance universe ranking in the 52nd percentile for the five-year period ended December 31, 2024. The Board also observed that the Fund underperformed the Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee and total annual operating expense ratio were lower than its peer group median contractual management fee and peer group median expense ratio, respectively, with the total annual operating expense ratio ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers, to similar other funds of Empower Funds managed by ECM and the Sub-Advisers and/or standard institutional fee schedules for the relevant investment strategy. The Board noted that ECM does not manage other client accounts in the same investment style as the Fund. For LSV, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as LSV’s allocated portion of the Fund, and noted fee schedule differences and where the fee charged to ECM was higher, at particular asset levels, than that charged to certain other comparable clients or engagements. The Board considered LSV’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account and service level requirements, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients. With respect to Lazard, the Board noted that the information provided by Lazard included fees for a proprietary mutual fund and separate account and that Lazard manages a sleeve of four sub-advised funds with a similar investment strategy to the Fund, which fees remain confidential. The Board also noted the Sub-Adviser’s statement that the Sub-Adviser offers fees that are reasonable and appropriate in light of competitors fees, the relevant strategy, benchmark orientation, assets under management, overall relationship and level of service required, among others. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”). The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products, as applicable, appeared to be competitive with the fees charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to be realized by ECM and the Sub-Advisers. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the LSV sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. As the Board considered the foregoing, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM for the Fund’s Investor Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted ILIM’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser, which may support its business growth in the U.S. and elsewhere in the future. As to Lazard, the Board noted Lazard may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and ILIM including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower International Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower International Growth Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “JPMIM Sub-Advisory Agreement”) by and among Empower Funds, ECM and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lazard Sub-Advisory Agreement”) by and among Empower Funds, ECM and Lazard Asset Management, LLC (“Lazard” and together with JPMIM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The JPMIM Sub-Advisory Agreement and the Lazard Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of JPMIM and Lazard. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security. Franklin Templeton Institutional LLC (“Franklin”) managed a portion of the Fund’s assets through April 30, 2025; pursuant to the Lazard Sub-Advisory Agreement, effective April 30, 2025, Lazard replaced Franklin as the party responsible for managing the portion of the Fund’s assets not allocated to JPMIM.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.

In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the third, fourth, fourth and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that the annualized returns of the Fund’s Institutional Class for the one-, three and five-year periods ended December 31, 2024 were in the third, fourth and fourth quintiles, respectively, of its performance universe and exceeding its performance universe median for the one-year period ended December 31, 2024. In addition, the Board observed that the Fund underperformed the MSCI EAFE Growth Index for each period reviewed, with the exception of the one-year period ended December 31, 2024.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board took into account that Lazard only recently commenced management of its allocated portion of the Fund’s portfolio and that, in connection with the Board’s initial consideration of the Lazard Sub-Advisory Agreement at its February 19-20, 2025 meeting (the “February Board Meeting”), the Adviser reviewed and discussed the Fund’s underperformance, including as compared to the Index, and the relative attribution of such underperformance to Franklin’s previously allocated portion of the Fund’s portfolio. Relatedly, the Board considered the Adviser’s multi-step process for screening and identifying prospective replacement sub-advisers and the rationale for ultimately recommending the engagement of Lazard, including the degree to which Lazard’s investment strategy is expected to complement JPMIM’s capabilities and approach. The Board also considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, as applicable.
The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Investor Class was equal to its peer group median contractual management fee, the Contractual Management Fee for the Institutional Class was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class ranked in the fourth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), specifically ranking in the 63rd percentile of its respective peer group as to each class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from JPMIM regarding the fee schedule for a sub-advised client managed with JPMIM’s international growth strategy. The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, competitor data and fees charged for comparable products in the fund industry. In addition, the Board noted that the fee charged by JPMIM to the client identified as comparable was higher than the fee charged to ECM and, unlike the sub-advisory fee schedule under the JPMIM Sub-Advisory Agreement, did not include breakpoints. Also noted was JPMIM’s statement that the Fund’s sub-advisory fees are competitive and in line with similar mandates. With respect to Lazard, the Board recalled its review of information from Lazard presented at the February Board Meeting regarding the fee schedules for its proprietary mutual fund and a separate account managed in accordance with the firm’s international quality growth strategy, noting that, unlike the proposed sub-advisory fee for the Fund, Lazard’s proprietary mutual fund fee schedule did not include breakpoints. Also noted was Lazard’s statement that it seeks to offer clients fees that are reasonable and appropriate, taking into account a number of factors, including, but not limited to, a competitive review of the market, the relevant strategy, benchmark orientation, assets under management, overall relationship, level of service required and other relevant information. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to each Sub-Adviser and that such fees were negotiated at arm’s length between ECM and each Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and each Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by JPMIM, the Board noted that the Sub-Adviser’s profitability data was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to certain of the Empower Funds, including the Fund. With respect to Lazard, the Board considered that the Lazard Sub-Advisory Agreement is arm’s length and Lazard only recently commenced management of its allocated portion of the Fund’s portfolio and, in this connection, took into account the estimated profitability provided by Lazard for purposes of the Board’s consideration of the Lazard Sub-Advisory Agreement at the February Board Meeting.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule for each Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the JPMIM and Lazard sub-advisory fee schedules take effect at lower asset levels than for the management fee. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group for the Institutional Class, but below that of the Fund’s peer group as to the Investor Class. Important to the Board’s assessment of all of the foregoing was that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to Lazard, the Board noted the Sub-Adviser’s statement that it generally will not receive any financial benefit from its management of the Fund aside from the sub-advisory fee and research obtained through soft dollar equity commission credits (i.e., by which brokers provide research to Lazard in return for allocating brokerage of its sleeve of the Fund to such brokers). As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower International Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower International Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Irish Life Investment Managers Limited (“ILIM” or the “Sub-Adviser”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2024. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-year period ended December 31, 2024 (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of the Investor Class were in the third quintile of its performance universe for each of the three-, five- and ten-year periods ended December 31, 2024, exceeding its performance universe median for the three- and ten-year periods and specifically ranking in the 59th percentile of its performance universe with respect to the performance for the five-year period. Similarly, with respect to the Fund’s Institutional Class, the Board observed that although the annualized returns were in the fourth quintile of its performance universe for the one-year period ended December 31, 2024, the annualized returns for the three- and five-year periods ended December 31, 2024 were in the second and third quintiles, respectively, of its performance universe, exceeding its performance universe median for each such period.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. The Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e, excluding the effect of fees and expenses on Fund performance) exceeded the Index for each period reviewed, with the exception of the one-year period ended December 31, 2024, indicating that the Fund tracked the Index in an appropriate manner over the longer term.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. The Board noted its discussions with the Fund’s portfolio management team, including at the Board’s September 25-26, 2024 meeting, regarding performance attribution, trading costs, cash flows and the management of Index changes, among other things. Also relevant to the Board’s analysis were ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board considered ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the peer group of funds for each class. The Board also observed that the total annual operating expense ratio for each class of the Fund was lower than its respective peer group median expense ratio, ranking in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds, Empower Core Strategies: U.S. Equity Fund and Empower Core Strategies: International Equity Fund (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was above the peer group median with respect to each class of the Fund. The Board also recalled its observations that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the group of funds for each class. Additionally, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and that, as noted, the management fee schedule includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower International Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower International Value Fund (the “Fund”), a series of Empower Funds, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among Empower Funds, ECM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “MFS  Sub-Advisory Agreement”) by and among Empower Funds, ECM and Massachusetts

Financial Services Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of LSV and MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that LSV commenced management of its allocated portion of the Fund’s portfolio as of April 27, 2018. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31,

2024, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of the Fund’s Investor Class were in the first quintile of its performance universe for the ten- year period ended December 31, 2024 (the first quintile being the best performers and the fifth quintile being the worst performers) and in the second quintile of its performance universe for each of the one- three- and five-year periods ended December 31, 2024. Similarly, the annualized returns of the Fund’s Institutional Class were in the first quintile of its performance universe for the five-year period ended December 31, 2024 and in the second quintile of its performance universe for each of the one- and three-year periods ended December 31, 2024. The Board also observed that, although the Fund’s Investor Class underperformed the MSCI EAFE Value Index (the “Value Index”) for the one- and three-year periods ended December 31, 2024, it outperformed the Value Index for each other period reviewed. The Board further observed that, although the Institutional Class underperformed the Value Index for the three-year period ended December 31, 2024, it outperformed the Value Index for each other period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board observed that the Fund’s total annual operating expense ratio for each class was lower than its respective peer group median expense ratio, ranking in the second quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and in the first quintile of its peer group with respect to the Institutional Class. In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and, as applicable, noted fee schedule differences (including as to asset thresholds required for breakpoints) and/or where the fee charged to ECM was higher than that charged to certain other comparable clients or engagements. In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including:  the scope of the contract; inception date; account size and type; risk tolerance; individual client needs and objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons. The Board further noted the statement from MFS that the Fund’s sub-advisory fee schedule is consistent with others based on the size of the portfolio and the overall relationship with ECM. As to LSV, the Board considered the firm’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account, service level requirements, historical pricing arrangements and the number of other client accounts managed, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and each Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the LSV Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by MFS that it could potentially realize a “fall-out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products. The Board further noted that since the amount or value that MFS may realize from any of these indirect benefits is difficult to predict, the firm does not assign a dollar value to them. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025